As filed with the Securities and Exchange Commission on March 17, 1999
                                                      Registration No. 333-71547


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No.___


                       INVESCO TAX-FREE INCOME FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             7800 East Union Avenue
                             Denver, Colorado 80237
                    (Address of Principal Executive Offices)

                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                  (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Susan M. Casey, Esq.
                          Judith A. Caesar-Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                       INVESCO TAX-FREE INCOME FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

INVESCO TAX-FREE INCOME FUNDS, INC.
FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                          Prospectus/Proxy
and Caption                              Statement Caption
-----------                              -----------------
1.  Beginning of Registration            Cover Page
    Statement and Outside Front Cover
    Page of Prospectus

2.  Beginning and Outside Back Cover     Table of Contents
    Page of Prospectus

3.  Synopsis Information and Risk        Synopsis; Comparison  of Principal Risk
    Factors                              Factors

4.  Information About the Transaction    Synopsis;   The  Proposed   Transaction

5.  Information About the Registrant     Synopsis;  Comparison of Principal Risk
                                         Factors;  Miscellaneous;  See also, the
                                         Prospectus    for   INVESCO    Tax-Free
                                         Long-Term Bond Fund,  dated November 1,
                                         1998,   previously   filed  on   EDGAR,
                                         Accession Number 0000352662-98-000008.

6.  Information About the Company        Synopsis; Comparison of Principal  Risk
    Being Acquired                       Factors; Miscellaneous;  See also,  the
                                         Prospectus    for   INVESCO    Tax-Free
                                         Intermediate  Bond Fund, dated November
                                         1,  1998,  previously  filed on  EDGAR,
                                         Accession Number 0000352662-98-000008

7.  Voting Information                   Voting Information

8.  Interest of Certain Persons and      Not Applicable
    Experts

9.  Additional Information Required      Not Applicable
    for Re-offering by Persons Deemed
    to be Underwriters

Part B Item No.                          Statement of Additional
and Caption                              Information Caption
-----------                              -------------------

10. Cover Page                           Cover Page

11. Table of Contents                    Not Applicable

12. Additional Information About the     Statement of Additional  Information of
    Registrant                           INVESCO Tax-Free Long-Term  Bond  Fund,
                                         dated  November  1,  1998,   previously
                                         filed  on   EDGAR,   Accession   Number
                                         0000352662-98-000008.

13. Additional Information About the     Statement of Additional Information  of
    Company Being Acquired               INVESCO  Tax-Free   Intermediate   Bond
                                         Fund,    dated    November   1,   1998,
                                         previously  filed on  EDGAR,  Accession
                                         Number 0000352662-98-000008.


14. Financial Statements                 Annual  Report  of  INVESCO    Tax-Free
                                         Long-Term  Bond  Fund for  Fiscal  Year
                                         Ended June 30, 1998,  previously  filed
                                         on     EDGAR,      Accession     Number
                                         0000352662-98-000005;  Annual Report of
                                         INVESCO Tax-Free Intermediate Bond Fund
                                         for Fiscal  Year  Ended June 30,  1998,
                                         previously  filed on  EDGAR,  Accession
                                         Number            0000352662-98-000005.
                                         Semi-Annual  Report of INVESCO Tax-Free
                                         Long-Term  Bond  Fund  for  six  months
                                         ended  December  31,  1998,  previously
                                         filed  on   EDGAR,   Accession   Number
                                         0000352662-99-000005.

Part C
------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                       INVESCO TAX-FREE INCOME FUNDS, INC.


                                     PART A

                     INVESCO TAX-FREE INTERMEDIATE BOND FUND
               (a series of INVESCO Tax-Free Income Funds, Inc.)



                                 March 23, 1999



Dear INVESCO Tax-Free Intermediate Bond Fund Shareholder:

      The attached proxy materials describe a proposal that INVESCO Tax-Free Intermediate Bond Fund ("Intermediate Bond Fund") reorganize and become part of INVESCO Tax-Free Long-Term Bond Fund ("Long-Term Bond Fund"). If the proposal is approved and implemented, each shareholder of Intermediate Bond Fund will automatically become a shareholder of Long-Term Bond Fund.


      The attached proxy materials also seek your approval to convert Intermediate Bond Fund to a series of INVESCO Bond Funds, Inc. (formerly INVESCO Income Funds, Inc.) ("Bond Funds") and to make certain changes in the fundamental investment restrictions of Intermediate Bond Fund (if the reorganization is not approved or cannot be completed for some other reason), to elect directors, and to ratify the appointment of PricewaterhouseCoopers LLP as independent accountants of Intermediate Bond Fund.

      YOUR BOARD RECOMMENDS A VOTE FOR ALL PROPOSALS. The board believes that combining the two Funds will benefit Intermediate Bond Fund's shareholders by providing them with a portfolio that has an investment objective that is identical to that of Intermediate Bond Fund, that has a substantially similar investment strategy and that, before and after taking into account voluntary fee waivers and expense reimbursements, will have lower operating expenses as a percentage of net assets. If, however, the reorganization is not approved or cannot be completed for some other reason, you are being asked to approve the conversion of Intermediate Bond Fund to a series of Bond Funds. You are also being asked to approve changes to the fundamental investment restrictions of Intermediate Bond Fund that will update and streamline the Fund's restrictions. The attached proxy materials provide more information about the proposed reorganization and the two Funds, the proposed conversion, and the proposed changes in fundamental investment restrictions, as well as the other matters you are being asked to vote upon.

      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Intermediate Bond Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, sign and date your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by mail, by telephone, by facsimile, through the Internet, or in person.


                                    Very truly yours,





                                    Mark H. Williamson
                                    President
                                    INVESCO Tax-Free Intermediate Bond Fund

               WHAT YOU SHOULD KNOW ABOUT THIS PROPOSED FUND MERGER



                                 March 23, 1999

INVESCO and the Fund's Board of Directors encourage you to read the enclosed proxy statement carefully. The following is a brief quick overview of the key issue.

WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The main reason for the meeting is so that shareholders of INVESCO Tax-Free Intermediate Bond Fund can decide whether or not to reorganize their fund. If shareholders decide in favor of the proposal, TAX-FREE INTERMEDIATE BOND FUND will merge with another, similar mutual fund managed by INVESCO, and you will become a shareholder of INVESCO TAX-FREE LONG-TERM BOND FUND.

Whether or not shareholders decide they wish to merge the Funds, there are other matters of business to be considered. So, no matter how you choose to vote on the proposed merger, please do review all of the other proposals and vote on them as well.

WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

There are two key potential advantages:

      o By combining the Funds, SHAREHOLDERS MAY ENJOY LOWER EXPENSE RATIOS over time. Larger funds tend to enjoy economies of scale not available to funds with smaller assets under management.
      o These lower costs may lead to stronger performance, since total return to a fund's shareholders is net of fund expenses.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

The investment goals of the Funds are similar: They both seek current income (paid monthly) from a diversified portfolio of municipal debt obligations free from federal income tax. However, there are significant differences in investment strategy:

      o Tax-Free Intermediate Bond Fund invests in shorter-term debt obligations typically maturing in three to five years.
      o Tax-Free Long-Term Bond Fund, on the other hand, pursues higher income from longer-term bonds. So this fund may offer higher income levels, but its price may also be more volatile than an intermediate-term fund.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A Closing Date will be set for the reorganization. Shareholders will receive full and fractional shares of Tax-Free Long-Term Bond Fund equal in value to the shares of Tax-Free Intermediate Bond Fund that they owned on the Closing Date.

The net asset value per share of Tax-Free Long-Term Bond Fund will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR ME?


Unlike a transaction where you direct INVESCO to sell shares of one fund in order to buy shares of another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The Funds themselves will recognize no gains or losses on assets as a result of a reorganization. So you will not have reportable capital gains or losses due to the reorganization. However, you should consult your own tax advisor regarding any possible effect a reorganization might have on you, given your personal circumstances -- particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?


The expenses of the reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne partly by INVESCO and partly by the two Funds.

WHAT DOES THE FUND'S BOARD OF DIRECTORS RECOMMEND?

The Board believes you should vote in favor of the reorganization. More important, though, the directors recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of Tax-Free Intermediate Bond Fund shares will be represented at this Fund's special shareholder meeting.

Where do I get more information about INVESCO Tax-Free Long-Term Bond Fund?

      o Please visit our Web site at WWW.INVESCO.COM
      o Or call Investor Services toll-free at 1-800-646-8372

[BACK COVER]
                       YOU SHOULD KNOW WHAT INVESCO KNOWS

At INVESCO, we've built a global reputation on professional investment management. Some of the world's largest institutions and more than a million individuals rely on our knowledgeable investment specialists for effective management of their portfolios. INVESCO provides investors the perspective gained from more than 65 years of helping clients seek their financial goals.

The heart of INVESCO's business is to provide strong core mutual fund portfolios designed as solid foundations for our clients' investments. We draw on the resources of affiliates worldwide, so we have seasoned experts in the investment strategies you want to pursue -- both for your core investments as well as to meet special needs. And we offer award-winning service to help you better take advantage of our investment expertise. Call us to learn more about your choices at INVESCO.

                     INVESCO TAX-FREE INTERMEDIATE BOND FUND
               (a series of INVESCO Tax-Free Income Funds, Inc.)

           __________________________________________________________

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                  May 20, 1999
           __________________________________________________________


To the Shareholders:


      A special meeting of shareholders of INVESCO Tax-Free Intermediate Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Tax-Free Income Funds, Inc. ("Income Funds"), will be held on May 20, 1999, at 10:00 a.m., Mountain Time, at the offices of INVESCO Funds Group Inc., 7800 East Union Avenue, Denver, Colorado 80237, for the following purposes:

      (1) To approve a Plan of Reorganization and Termination under which INVESCO Tax-Free Long-Term Bond Fund ("Long-Term Bond Fund"), also a series of Income Funds, would acquire all of the assets of Intermediate Bond Fund in exchange solely for shares of Long-Term Bond Fund and the assumption by Long-Term Bond Fund of all of Intermediate Bond Fund's liabilities, followed by the distribution of those shares to the shareholders of Intermediate Bond Fund, all as described in the accompanying Prospectus/Proxy Statement;

      (2) To approve an Agreement and Plan of Conversion and Termination providing for the conversion of Intermediate Bond Fund from a separate series of Income Funds to a separate series of INVESCO Bond Funds, Inc. (formerly INVESCO Income Funds, Inc.);


      (3) To approve certain changes to the fundamental investment restrictions of Intermediate Bond Fund;

      (4)  To elect a board of directors of Income Funds;

      (5) To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Intermediate Bond Fund; and

      (6) To transact such other business as may properly come before the meeting or any adjournment thereof.

      You are entitled to vote at the meeting and any adjournment thereof if you owned shares of the Intermediate Bond Fund at the close of business on March 12, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                                By order of the Board,




                                                Glen A. Payne
                                                Secretary




March 23, 1999
Denver, Colorado


-------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT
                        NO MATTER HOW MANY SHARES YOU OWN

      Please indicate your voting instructions on the enclosed proxy card, sign, and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSALS DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. As an alternative to using the paper proxy card to vote, you may vote by mail, telephone, through the Internet, by facsimile machine or in person. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access http://www.proxyvote.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-800-733-1885. If we do not receive your completed proxy card(s) after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation. Our proxy solicitor will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call 1-800-690-6903 and vote by phone.

Unless proxy card(s) submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
-------------------------------------------------------------------------------

                      INVESCO TAX-FREE LONG-TERM BOND FUND
               (A SERIES OF INVESCO TAX-FREE INCOME FUNDS, INC.)


                     INVESCO TAX-FREE INTERMEDIATE BOND FUND
               (A SERIES OF INVESCO TAX-FREE INCOME FUNDS, INC.)


                             7800 EAST UNION AVENUE
                             DENVER, COLORADO 80237
                           (TOLL FREE) 1-800-646-8372



                           PROSPECTUS/PROXY STATEMENT
                                 March 23, 1999




      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of INVESCO Tax-Free Intermediate Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Tax-Free Income Funds, Inc. ("Income Funds"), in connection with the solicitation of proxies by its board of directors for use at a special meeting of its shareholders to be held on May 20, 1999, at 10:00 a.m., Mountain Time, and at any adjournment of the meeting, if the meeting is adjourned for any reason.

      As more fully described in this Proxy Statement, one of the main purposes of the meeting is to vote on a proposed reorganization. In the reorganization, INVESCO Tax-Free Long-Term Bond Fund ("Long-Term Bond Fund"), also a series of Income Funds, would acquire all of the assets of Intermediate Bond Fund in exchange solely for shares of Long-Term Bond Fund and the assumption by Long-Term Bond Fund of all of the liabilities of Intermediate Bond Fund. Those shares of Long-Term Bond Fund would then be distributed to the shareholders of Intermediate Bond Fund, so that each shareholder of Intermediate Bond Fund would receive a number of full and fractional shares of Long-Term Bond Fund having an aggregate value that, on the effective date of the reorganization, is equal to the aggregate net asset value of the shareholder's shares of Intermediate Bond Fund. As soon as practicable following the distribution of shares, Intermediate Bond Fund will be terminated.


      Long-Term Bond Fund is a diversified series of Income Funds, which is an open-end management investment company. Long-Term Bond Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

      This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the reorganization and Long-Term Bond Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated March 23, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for Long-Term Bond Fund, each dated November 1, 1998, Long-Term Bond Fund's

Annual Report to Shareholders for the fiscal year ended June 30, 1998, and Long-Term Bond Fund's Semi-Annual Report to Shareholders for the Six Months Ended December 31, 1998, have been filed with the SEC and are incorporated herein by reference. A Prospectus and a Statement of Additional Information for Intermediate Bond Fund, each dated November 1, 1998, have been filed with the SEC and also are incorporated herein by this reference. A copy of Long-Term Bond Fund's Prospectus and Annual Report accompany this Proxy Statement. Copies of the referenced documents, as well as Intermediate Bond Fund's Annual Report to Shareholders for the fiscal year ended june 30, 1998 and Long-Term Bond Fund's Semi-Annual Report to Shareholders for the Six Months Ended December 31, 1998 may be obtained without charge, and further inquiries may be made, by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706, or by calling toll-free 1-800-646-8372.


      The SEC maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding Long-Term Bond Fund and Intermediate Bond Fund.


THE SEC HAS NOT APPROVED OR  DISAPPROVED  THE SHARES OF  LONG-TERM  BOND FUND OR
DETERMINED   WHETHER  THIS  PROXY   STATEMENT  IS  ACCURATE  OR  COMPLETE.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



VOTING INFORMATION.............................................................1


PART I: THE REORGANIZATION.....................................................3



     PROPOSAL 1. To approve a Plan of  Reorganization  and Termination under which  Long-Term  Bond Fund would acquire all of the assets of  Intermediate  Bond  Fund in  exchange  solely  for  shares of
     Long-Term  Bond Fund and the assumption by Long-Term Bond Fund of all of Intermediate Bond Fund's liabilities, followed by the distribution of those shares to the shareholders of Intermediate
     Bond Fund.................................................................3


         Synopsis..............................................................3
         Comparison Of Principal Risk Factors.................................10
         The Proposed Transaction.............................................13


PART II:  PROPOSED ORGANIZATIONAL MATTER......................................19




      PROPOSAL 2. To approve an Agreement and Plan of Conversion and Termination providing for the conversion of Intermediate Bond
      Fund from a separate series of Income Funds to a separate series
      of  InvescoBond  Funds,  Inc.  (formerly   invescoIncome  Funds,
      Inc.)...................................................................20



         Reason for the Proposed Conversion...................................20
         Summary of the Plan of Conversion and Termination....................21
         Continuation of Shareholder Accounts.................................22
         Expenses.............................................................23
         Temporary Waiver of Investment Restrictions..........................23
         Tax Consequences of the Conversion...................................23
         Conclusion...........................................................23



PART III:  PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT RESTRICTIONS
AND ROUTINE CORPORATE GOVERNANCE MATTERS......................................24




     PROPOSAL 3. To approve amendments to the fundamental  investment restrictions of Intermediate Bond Fund...................................24



         a. To   Modify   the   Funds's   Fundamental  Investment
            Restriction on Issuer Diversification.............................25

         b. To  Modify   the   Funds's   Fundamental   Investment
            Restriction    on    Borrowing   and    Adoption   of
            Non-Fundamental Policy on Borrowing...............................26
         c. To  Modify   the     Funds's  Fundamental  Investment
            Restriction on Industry Concentration.............................27
         d. To   Modify   the   Funds's   Fundamental  Investment
            Restriction on  Real Estate Investment............................28
         e. To   Modify   the   Funds's   Fundamental  Investment
            Restriction on Investing In Commodities.......................... 28
         f. To   Modify   the   Funds's   Fundamental  Investment
            Restriction on Loans..............................................29

         g. To  Modify   the   Funds's   Fundamental   Investment
            Restriction   on  Underwriting....................................30
         h. To Adopt A Fundamental  Investment Restriction on the
            Issuance of Senior Securities.....................................30
         i. To  Adopt  A  Fundamental  Investment  Restriction  on
            Investing  in  Another Investment Company.........................30


     PROPOSAL 4. To elect the board of directors..............................32



     PROPOSAL 5: to ratify or reject the selection of independent accountants..............................................................38

OTHER BUSINESS................................................................39


INFORMATION CONCERNING ADVISER, DISTRIBUTOR AND AFFILIATED COMPANIES..........39


MISCELLANEOUS.................................................................40

     Available Information....................................................40
     Legal Matters............................................................40
     Experts..................................................................40

APPENDIX A: PRINCIPAL SHAREHOLDERS...........................................A-1

APPENDIX B: PLAN OF REORGANIZATION AND
TERMINATION..................................................................B-1

APPENDIX C: PLAN OF CONVERSION AND TERMINATION...............................C-1

                     INVESCO TAX-FREE INTERMEDIATE BOND FUND
                (a series of INVESCO Tax-Free Income Funds, Inc.)

                                   -----------


                           PROSPECTUS/PROXY STATEMENT


                         Special Meeting of Shareholders
                                  May 20, 1999

                                   -----------



                               VOTING INFORMATION

      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of INVESCO Tax-Free Intermediate Bond Fund ("Intermediate Bond Fund"), a series of INVESCO Tax-Free Income Funds, Inc. ("Income Funds"), in connection with the solicitation of proxies from Intermediate Bond Fund shareholders by the board of directors of Income Funds ("Board") for use at a special meeting of shareholders to be held on May 20, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about March 23, 1999.

      One-third of Intermediate Bond Fund's shares outstanding on March 12, 1999, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve one or more of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR any proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST a proposal against such adjournment. A shareholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

      Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve a proposal.

      The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of each of the proposals, and the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Income Funds prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

      In order to reduce costs, the notices to a shareholder having more than one account in Intermediate Bond Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.


      As of March 12, 1999 ("Record Date"), Intermediate Bond Fund had 683,199.876 shares of common stock outstanding. The solicitation of proxies, the cost of which will be borne half by INVESCO Funds Group, Inc., the investment adviser and transfer agent of Intermediate Bond Fund ("INVESCO"), and half by INVESCO Tax-Free Long-Term Bond Fund ("Long-Term Bond Fund"), also a series of Income Funds, and Intermediate Bond Fund (each, a "Fund"), will be made primarily by mail but also may be made by telephone or oral communications by representatives of INVESCO and INVESCO Distributors, Inc. ("IDI"), the distributor of the INVESCO group of investment companies ("INVESCO Funds"), who will not receive any compensation for these activities from either Fund, or by Shareholder Communications Corporation, professional proxy solicitors, who will be paid fees and expenses of up to approximately $471 for soliciting services. If votes are recorded by telephone, Shareholder Communications Corporation will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail, by facsimile, or through a secure Internet site. Proxies voted by telephone, facsimile, or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

      Except as set forth in Appendix A, INVESCO does not know of any person who owns beneficially 5% or more of the shares of either Fund. Directors and officers of Income Funds own in the aggregate less than 1% of the shares of Intermediate Bond Fund.

      VOTE REQUIRED. Approval of Proposals 1 and 2 requires the affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund. Approval of Proposal 3 requires the affirmative vote of a "majority of the outstanding voting securities" of Intermediate Bond Fund, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). This means that Proposal 3 must be approved by the lesser of (1) 67% of Intermediate Bond Fund's shares present at a meeting of shareholders if the owners of more than 50% of Intermediate Bond Fund's shares then outstanding are present in person or by proxy or (2) more than 50% of Intermediate Bond Fund's outstanding shares. A plurality of the votes cast at the Meeting, and at a concurrent meeting of the shareholders of Long-Term Bond Fund, taken in the aggregate, is sufficient to approve Proposal 4. Approval of Proposal 5 requires the affirmative vote of a majority of the votes present at the Meeting, provided a quorum is present. Each outstanding full share of Intermediate Bond Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If any Proposal is not approved by the requisite vote of shareholders of Intermediate Bond Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.

PART I:  THE REORGANIZATION

      PROPOSAL 1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH LONG-TERM BOND FUND WOULD ACQUIRE ALL OF THE ASSETS OF INTERMEDIATE BOND FUND IN EXCHANGE SOLELY FOR SHARES OF LONG-TERM BOND FUND AND THE ASSUMPTION BY LONG-TERM BOND FUND OF ALL OF INTERMEDIATE BOND FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF INTERMEDIATE BOND FUND ("REORGANIZATION")


                                  SYNOPSIS

      The following is a summary of certain information contained elsewhere in this Proxy Statement, Income Funds' Prospectus and Statement of Additional Information (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix B to this Proxy Statement). As discussed more fully below, the Board believes that the Reorganization will benefit each Fund's shareholders. The Funds have an identical investment objective, although the focus of the Funds' investment strategies differ in that Intermediate Bond Fund's investments are primarily intermediate-term obligations. Intermediate Bond Fund maintains a diversified portfolio of obligations with a dollar-weighted average maturity from five to ten years. Long-Term Bond Fund invests primarily in long-term obligations with a dollar-weighted average maturity of ten years or longer. The Board has determined that if the Reorganization is approved, Long-Term Bond Fund will change its name to "INVESCO Tax-Free Bond Fund" and will be permitted to invest in both intermediate-term and long-term obligations. It is anticipated that following the Reorganization, the former shareholders of Intermediate Bond Fund will, as shareholders of Long-Term Bond Fund, be subject to slightly lower total operating expenses as a percentage of net assets.

THE PROPOSED REORGANIZATION

      The Board considered and unanimously approved the Reorganization Plan at a meeting held on February 3, 1999. The Reorganization Plan provides for the acquisition of all the assets of Intermediate Bond Fund by Long-Term Bond Fund, in exchange solely for shares of common stock of Long-Term Bond Fund and the assumption by Long-Term Bond Fund of all the liabilities of Intermediate Bond Fund. Intermediate Bond Fund will distribute those shares of Long-Term Bond Fund to its shareholders, so that each Intermediate Bond Fund shareholder will receive the number of full and fractional shares that is equal in aggregate value to the value of such shareholder's holdings in Intermediate Bond Fund as of the day the Reorganization is completed. Intermediate Bond Fund then will be terminated as soon as practicable thereafter, and Long-Term Bond Fund will be renamed "INVESCO Tax-Free Bond Fund."

      The Reorganization will occur as of the close of business on June 4, 1999, or at a later date when the Reorganization is approved and all contingencies have been met (the "Closing Date").

      For the reasons set forth below under "The Proposed Transaction - Reasons for the Reorganization," the Board, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of Tax-Free Income Funds or INVESCO (collectively "Independent Directors"), has determined that the Reorganization is in the best interests of Intermediate Bond Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Intermediate Bond Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the transaction. In addition, the Board, including its Independent Directors, has determined that the Reorganization is in the best interests of Long-Term Bond Fund, that the terms of the Reorganization are fair and reasonable and that the interests of Long-Term Bond Fund's shareholders will not be diluted as a result of the Reorganization.


COMPARATIVE FEE TABLE

      Certain fees and expenses that Intermediate Bond Fund's shareholders pay, directly or indirectly, are slightly higher than those incurred by Long-Term Bond Fund's shareholders, although neither Fund's shares are subject to any shareholder transaction expenses, i.e., there are no sales charges on shares purchased or deferred sales charges for shares redeemed. The following tables show (1) fees currently incurred by shareholders of each Fund and fees that each shareholder will incur after giving effect to the Reorganization, and (2) the current fees and expenses incurred by each Fund for the year ended December 31, 1998, and pro forma fees for Long-Term Bond Fund after the Reorganization.

SHAREHOLDER FEES (fees paid directly from your investment)

                                      Long-Term     Intermediate
                                      Bond Fund       Bond Fund    Combined Fund
                                      ---------       ---------    -------------
Sales  charge  (load) on purchases      None             None           None
of shares

Sales charge  (load) on reinvested      None             None           None
dividends

Redemption  fee or deferred  sales      None             None           None
charge (load)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                  Long-Term      Intermediate     Combined Fund
                                  Bond Fund        Bond Fund       (Pro Forma)
                                  ---------        ---------       -----------
Management Fees                     0.55%            0.50%            0.55%

Distribution (12b-1) Fees*          0.25%            0.25%            0.25%

Other Expenses                      0.23%(1)(2)      1.35%(1)(2)      0.23%
                                    -----            -----            -----
Total Fund Operating Expenses       1.03%(1)(2)      2.10%(1)(2)      1.03%
                                    =====            =====            =====

* Because each Fund pays distribution fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(1) Certain expenses of each Fund are being voluntarily absorbed by INVESCO. Accordingly, "Other Expenses" and "Total Fund Operating Expenses" after absorption for the year ended December 31, 1998 were 0.10% and 0.90%, respectively, for Long-Term Bond Fund, and 0.16% and 0.91%, respectively, for Intermediate Bond Fund. Intermediate Bond Fund's expenses are more than those of Long-Term Bond Fund and INVESCO does not intend to continue absorbing the expenses of Intermediate Bond Fund. INVESCO will, however, continue to absorb the expenses of Long-Term Bond Fund for a period of at least one year, so that Total Fund Operating Expenses will not exceed 0.90%. Thus, if the Reorganization is not approved, the Other Expenses and Total Fund Operating Expenses paid by Intermediate Bond Fund will likely increase.

(2) Each Fund's Total Fund Other Expenses and Operating Expenses were lower than the figures shown, because their transfer agent fees and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown above do not reflect these reductions.

EXAMPLE OF EFFECT ON FUND EXPENSES

This Example is intended to help you compare the cost of investing in Intermediate Bond Fund with the cost of investing in Long-Term Bond Fund and the cost of investing in Long-Term Bond Fund assuming the Reorganization has been completed.

The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 One Year   Three Years   Five Years   Ten Years
                                 --------   -----------   ----------   ---------

Long-Term Bond Fund.........       $105         $328         $569        $1,259

Intermediate Bond Fund......       $213         $658        $1,129       $2,431

Combined Fund (Pro Forma)...       $105         $328         $569        $1,259


      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses of each Fund will depend upon, among other things, the level of its average net assets and the extent to which it incurs variable expenses such as transfer agency costs.

FORM OF ORGANIZATION

      Each Fund is a series of Income Funds, an open-end, diversified management investment company that was organized as a Maryland corporation on April 2, 1993. Income Funds' Articles of Incorporation authorize the directors to issue up to five hundred million shares, par value $0.01 per share. Neither Fund is required to (nor does it) hold annual shareholder meetings. Neither Fund issues share certificates.


INVESTMENT ADVISER

      INVESCO is the investment adviser of each Fund. In this capacity, INVESCO supervises all aspects of each Fund's operations and makes and implements all investment decisions for the Funds.


      INVESCO is currently paid a monthly management fee, which is based upon a percentage of each Fund's average net assets determined daily. The management fee is computed (1) by Intermediate Bond Fund, at the annual rate of 0.50% on the first $300 million of the Fund's average net assets; 0.40% on the next $200 million of the Fund's average net assets; and 0.30% of the Fund's average net assets over $500 million, and (2) by Long-Term Bond Fund, at the annual rate of 0.55% on the first $300 million of the Fund's average net assets; 0.45% on the next $200 million of the Fund's average net assets; and 0.35% on the Fund's average net assets over $500 million. Based on Long-Term Bond Fund's average net assets of $214,220,657 for the year ended December 31, 1998, Long-Term Bond Fund paid management fees at the effective annual rate of 0.55% of average daily net assets, which is more than the current fee paid by Intermediate Bond Fund. Following the Reorganization, the initial management fee for the combined Fund is expected to be 0.55% of the average net assets, although this fee will decrease in accordance with the fee schedule for Long-Term Bond Fund described above if the assets of the combined Fund increase.

      Following the Reorganization, INVESCO, in its capacity as investment adviser to Long-Term Bond Fund, will have sole responsibility for managing the Funds' combined assets.

INVESTMENT OBJECTIVES AND POLICIES

      BOTH FUNDS. Long-Term Bond Fund has an identical investment objective to that of Intermediate Bond Fund in that each Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. Both Funds pursue this investment objective by investing in a diversified portfolio of obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of counsel to the issuer, exempt from federal income tax ("municipal bonds"). Under ordinary circumstances, no more than 20% of each Fund's total assets may consist of bonds the interest on which is a tax preference item for purposes of the federal alternative minimum tax ("AMT Bonds"), short-term or temporary taxable securities (the income from which may be subject to federal income tax), debt obligations rated below investment grade and cash.

      The Funds may invest in temporary and/or short-term taxable investments. Short-term taxable investments, if any, normally will consist of notes having quality ratings within the two highest grades of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps, Inc. ("D&P"), obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated at least P-2 by Moody's or A-2 by S&P; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements. Temporary taxable investments, if any, normally will consist of corporate bonds and other debt obligations. Dividends paid by a Fund attributable to income from such investments will be taxable to investors.

      Under normal circumstances, at least 80% of each Fund's assets are invested in a combination of municipal bonds rated investment grade -- those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P and short-term municipal notes rated within the two highest rating categories. No more than 10% of a Fund's total assets may be invested in issues rated below investment grade quality (i.e., "junk bonds," rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, judged by INVESCO to be of equivalent quality).

      There can be no assurance that either Fund will achieve its investment objective.

      LONG-TERM BOND FUND. As a matter of policy, the dollar-weighted average maturity of Long-Term Bond Fund's portfolio normally will be at least ten years and will vary as INVESCO responds to changes in interest rates.

      Long Term Bond Fund's investment portfolio is actively traded -- securities may be bought and sold relatively quickly under certain market or economic conditions. The Fund's portfolio turnover rates generally exceed 100%, resulting in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders. Intermediate Bond Fund's turnover rates have been considerably lower.

      Long-Term Bond Fund may not borrow in excess of 10% of its net assets.

      Long-Term Bond Fund is not permitted, under any circumstances, to invest in bonds that are rated below B by Moody's or B- by S&P.

      INTERMEDIATE   BOND  FUND.  The   dollar-weighted   average   maturity  of
Intermediate Bond Fund's obligations normally will range from five to ten years and will also vary as INVESCO responds to changes in interest rates.

      Intermediate Bond Fund may seek to earn additional income by purchasing "tender option bonds," municipal bonds that have relatively long maturities and offer fixed income at a substantially higher rate than other short-term tax-exempt bonds.

      Intermediate Bond Fund may invest up to 10% of its total assets in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. Intermediate Bond Fund is authorized to invest in securities that are not registered for sale to the general public but may be sold to institutional investors.

      Intermediate Bond Fund may not borrow more than 33 1/3% of its net assets.

      Intermediate Bond Fund does not, under any circumstances, invest in bonds that are rated below CCC or Caa by S&P or Moody's, respectively.

      OTHER POLICIES OF BOTH FUNDS. Each Fund may purchase securities on a when-issued or delayed delivery basis -- that is, with settlement taking place in the future. Each Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to qualified brokers, dealers, banks or other financial institutions that INVESCO deems qualified.

      Each Fund is authorized to invest in zero-coupon securities. Of the 10% of Intermediate Bond Fund's total assets that may be invested in debt obligations rated below investment grade, no more than 5% of its total assets may be invested in zero-coupon bonds having such ratings. Both Funds may also enter into repurchase agreements with banks of the Federal Reserve System, registered broker-dealers and registered U.S. government securities dealers that are deemed creditworthy by the Board.

      Each Fund is authorized to invest in futures contracts and options on futures contracts to hedge against price changes in the value of its current or intended investments in securities. The aggregate market value of the futures contracts Long-Term Bond Fund holds cannot exceed 30% of the market value of its total assets.

      When INVESCO believes market or economic conditions are unfavorable, the Funds may assume a defensive position by temporarily investing up to 100% of their assets in short-term taxable investments or cash, seeking to protect their assets until conditions stabilize.

      Each Fund may borrow money for temporary or emergency purposes.

OPERATIONS OF LONG-TERM BOND FUND FOLLOWING THE REORGANIZATION


      As indicated above, the investment objectives and policies of the two Funds are the same, although the focus of Intermediate Bond Fund is on investments in intermediate-term obligations, and its authority to invest in lower-rated debt securities is less limited than the authority of Long-Term Bond Fund to do so. In addition, Intermediate Bond Fund has the authority to purchase tender option bonds and illiquid securities while Long-Term Bond Fund currently has no such authority. As indicated above, if the Reorganization is approved, Long-Term Bond Fund will change its policy as to the average dollar-weighted maturity of its investments, so that it will have the ability to invest in intermediate-term and long-term obligations. At the same time, it will change its name to "INVESCO Tax-Free Bond Fund." Based on its review of the investment portfolios of each Fund, INVESCO believes that most of the assets held by Intermediate Bond Fund will be consistent with the amended investment policies of Long-Term Bond Fund and thus can be transferred to and held by Long-Term Bond Fund if the Reorganization is approved. If, however, Intermediate Bond Fund has any assets that may not be held by Long-Term Bond Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Long-Term Bond Fund. The possible need for Intermediate Bond Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in Intermediate Bond Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Intermediate Bond Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

      As discussed above, INVESCO serves as investment adviser to both Funds. After the Reorganization, INVESCO, the directors and officers of Long-Term Bond Fund, and its distributor and other outside agents will continue to serve Long-Term Bond Fund in their current capacities.

PURCHASES AND REDEMPTIONS


      PURCHASES. Shares of each Fund may be purchased by wire, telephone, mail or direct payroll purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day"), as of the close of regular trading on the Exchange but may also be computed at other times. For a more complete discussion of share purchases, see "How to Buy Shares" in the Income Funds Prospectus and "How Shares Can Be Purchased" in the Income Funds Statement of Additional Information.

      REDEMPTIONS. Shares of each Fund may be redeemed by telephone, by mail, by exchange, by periodic withdrawal plan, or by payment to a third party. Such redemptions are made at the NAV per share of each Fund next determined after a request in proper form is received at the Fund's office. Normally, payments will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "How to Sell Shares" in the Income Funds Prospectus.

      Intermediate Bond Fund shares will no longer be available for purchase beginning on the Business Day following the Closing Date. Redemptions of Intermediate Bond Fund shares may be effected through the Closing Date.


EXCHANGES

      Shares of the Funds are exchangeable for shares of another INVESCO Fund, on the basis of their respective NAVs per share at the time of the exchange. After the Reorganization, shares of Long-Term Bond Fund will continue to be exchangeable for shares of another INVESCO Fund. For a more complete discussion of the Funds' exchange policies, see "How to Buy Shares" in the Income Funds Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS


      Each Fund earns investment income in the form of interest on investments. Dividends paid by each Fund are based solely on its net investment income. Each Fund's policy is to distribute substantially all of its investment income, less expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Board. Dividends are automatically reinvested in additional shares of a Fund at the NAV on the ex-dividend date unless otherwise requested.

      Exempt-interest dividends paid by each Fund are normally free of federal income tax to shareholders, although they may be subject to state and local income taxes. Shareholders must include all other distributions, including any dividends earned on a Fund's short-term taxable investments and any distributions of recognized capital gains, as taxable income for federal, state and local income tax purposes. These distributions are taxable whether they are received in cash or automatically reinvested in shares of a Fund or another fund in the INVESCO group.

      Each Fund also realizes capital gains and losses when it sells securities or engages in futures transactions for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), a Fund has capital gain net income. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the ex-distribution date unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.

      On or before the Closing Date, Intermediate Bond Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION


      Income Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent Intermediate Bond Fund sells securities prior to the Closing Date, there may be net recognized gains or losses to the Fund. Any net recognized gains would increase the amount of any distribution made to shareholders of Intermediate Bond Fund prior to the Closing Date.



                      COMPARISON OF PRINCIPAL RISK FACTORS

      An investment in Long-Term Bond Fund is subject to specific risks arising from the types of securities in which the Fund invests and general risks arising from investing in any mutual fund. The principal specific risks associated with investing in Long-Term Bond Fund include:

      MUNICIPAL SECURITIES. Long-Term Bond Fund's investments in municipal securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Overall, the municipal securities purchased by Long-Term Bond Fund enjoy strong to adequate capacity to pay principal and interest. Market risk relates to sensitivity to changes in interest rates. An increase in interest rates will tend to reduce the market values of outstanding debt securities, whereas a decline in interest rates will tend to increase their values. Municipal securities with longer maturities (such as those that may be held by Long-Term Bond Fund) are more sensitive to interest rate movements.


      RISK OF LOWER RATED BONDS. Long-Term Bond Fund may invest in issues rated below investment grade quality (junk bonds), that are rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, are judged by INVESCO to be of equivalent quality. These include issues which are of poorer quality and may have some speculative characteristics according to the ratings services.


      The lower a bond's quality, the more it is believed by the rating service to be subject to credit risk and the more speculative it becomes; this is also true of most unrated securities. To reduce these risks, at least 80% of Long-Term Bond Fund's assets normally are invested in debt securities rated Baa or above by Moody's or BBB or above by S&P. In addition, Long-Term Bond Fund may invest in temporary and/or short-term taxable investments. Overall, such bonds and notes enjoy strong to adequate capacity to pay principal and interest. No more than 10% of the Fund's total assets may be invested in junk bonds or in unrated securities. Never, under any circumstances, is Long-Term Bond Fund permitted to invest in bonds which are rated below B by Moody's or B- by S&P.
Bonds rated below B or B- generally lack characteristics of a desirable investment and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.


      FUTURES AND OPTIONS. Long-Term Bond Fund will enter into futures contracts and options on futures contracts and securities solely for hedging or other non-speculative purposes. The use of futures and options, however, involves certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund might be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well, which are set forth in greater detail in the Statement of Additional Information for Income Funds.

      ZERO-COUPON BONDS. Long-Term Bond Fund may invest in zero coupon bonds if INVESCO determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. Zero-coupon bonds make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the security receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Zero-coupon bonds are more sensitive to changes in interest rates than bonds that pay interest on a current basis in cash. When interest rates fall, the value of these types of bonds will increase more rapidly, and when interest rates rise, their value falls more dramatically, than the value of other types of bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.


      DELAYED DELIVERY OR WHEN-ISSUED SECURITIES. Long-Term Bond Fund may invest in when-issued or delayed delivery with respect to municipal obligations, that is, purchase those obligations with settlement taking place up to 90 days in the future. The payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the market value of the securities may vary, and no interest is payable to the Fund prior to settlement.


      SECURITIES LENDING. Long-Term Bond Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks or other financial institutions on a fully collateralized basis. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. INVESCO monitors the creditworthiness of borrowers in order to minimize such risks.

      REPURCHASE AGREEMENTS. Long-Term Bond Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered brokers and dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Board.

      TURNOVER RATE. Long-Term Bond Fund's investment portfolio is actively traded. There are no fixed limitations regarding turnover for the Fund; securities may be sold without regard to the time they have been held when investment considerations warrant such action. The Fund's portfolio turnover rate may be higher than that of many other mutual funds, sometimes approaching 200%. This turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders.

      YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own computer systems will continue to function on and after January 1, 2000. In addition the markets for or value of securities, in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 issues may adversely affect the Fund's investments.

      Because Intermediate Bond Fund's investment objective and policies are similar to those of Long-Term Bond Fund, an investment in Intermediate Bond Fund is also subject to many of the same specific risks as an investment in Long-Term Bond Fund. In particular, Intermediate Bond Fund is also subject to the risk of lower-rated securities and market risk, although in the case of market risk, its risk would normally be lower than the market risk in that area for Long-Term Bond Fund. As indicated above, Long-Term Bond Fund's dollar-weighted average maturity is normally at least ten years, while Intermediate Bond Fund typically invests in debt securities with shorter maturities. Intermediate Bond Fund also engages in futures and options transactions, lends its portfolio securities, and purchases zero-coupon bonds. Although Intermediate Bond Fund's investment portfolio is also actively traded, its portfolio turnover rate is substantially lower than that of Long-Term Bond Fund.

      See "Investment Policies and Risks" in the Income Funds Prospectus for a more complete description of investment risks.


                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN


      The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix B to this Proxy Statement.


      The Reorganization Plan provides for (a) the acquisition by Long-Term Bond Fund on the Closing Date of all of the assets of Intermediate Bond Fund in exchange solely for Long-Term Bond Fund shares and the assumption by Long-Term Bond Fund of all of Intermediate Bond Fund's liabilities and (b) the distribution of those Long-Term Bond Fund shares to the shareholders of Intermediate Bond Fund.

      The assets of Intermediate Bond Fund to be acquired by Long-Term Bond Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Intermediate Bond Fund's books and all other property owned by Intermediate Bond Fund. Long-Term Bond Fund will assume from Intermediate Bond Fund all liabilities, debts, obligations and duties of Intermediate Bond Fund of whatever kind or nature; provided, however, that Intermediate Bond Fund will use its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Closing Date. Long-Term Bond Fund will deliver its shares to Intermediate Bond Fund, which then will be constructively distributed to Intermediate Bond Fund's shareholders.


      The value of Intermediate Bond Fund's assets to be acquired by Long-Term Bond Fund and the NAV per share of the Long-Term Bond Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in Income Funds' then-current Prospectus and Statement of Additional Information. Intermediate Bond Fund's net value shall be the value of its assets to be acquired by Long-Term Bond Fund, less the amount of Intermediate Bond Fund's liabilities, as of the Valuation Time.

      On, or as soon as practicable after, the Closing Date, Intermediate Bond Fund will distribute the Long-Term Bond Fund shares it receives pro rata to its shareholders of record as of the effective time of the Reorganization, so that each Intermediate Bond Fund shareholder will receive a number of full and fractional Long-Term Bond Fund shares equal in aggregate value to the shareholder's holdings in Intermediate Bond Fund. Intermediate Bond Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Long-Term Bond Fund in the names of Intermediate Bond Fund shareholders and by transferring to those accounts the shares previously credited to the account of Intermediate Bond Fund on those books. Fractional shares in Long-Term Bond Fund will be rounded to the third decimal place.

      Because Long-Term Bond Fund shares will be issued at NAV in exchange for the net assets of Intermediate Bond Fund, the aggregate value of Long-Term Bond Fund shares issued to Intermediate Bond Fund shareholders will equal the aggregate value of Intermediate Bond Fund shares. The NAV per share of Long-Term Bond Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

      Any transfer taxes payable upon issuance of Long-Term Bond Fund shares in a name other than that of the registered Intermediate Bond Fund shall be paid by the person to whom shareholder those shares are to be issued as a condition of such transfer. Any reporting responsibility of Intermediate Bond Fund to a public authority will continue to be its responsibility until it is dissolved.

      Half of the cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by INVESCO, the investment adviser to each Fund, and half by the Funds. The Board considered the fact that INVESCO will pay half of these expenses in approving the Reorganization and finding that the Reorganization is in the best interests of the Funds.

      The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of Intermediate Bond Fund's shareholders.

REASONS FOR THE REORGANIZATION


      The Board, including a majority of its Independent Directors, has determined that the Reorganization is in the best interests of each Fund, that the terms of the Reorganization are fair and reasonable and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization.

      In approving the Reorganization, the Board, including a majority of its Independent Directors, considered a number of factors, including the following:

      (1) the compatibility of the Fund's investment objectives, policies and restrictions;

      (2)  the  effect  of  the   Reorganization  on  the  Fund's  expected
           investment performance;

      (3) the effect of the Reorganization on the expense ratio of each Fund relative to its current expense ratio;

      (4) the costs to be incurred by each Fund as a result of the Reorganization;

      (5)  the tax consequences of the Reorganization;

      (6)  possible  alternatives to the Reorganization,  including whether
           Intermediate   Bond  Fund  could   continue   to  operate  on  a
           stand-alone basis or should be liquidated; and

      (7) the potential benefits of the Reorganization to INVESCO and to other persons.


      The Reorganization was recommended to the Board by INVESCO at a Board meeting held on February 3, 1999. In recommending the Reorganization, INVESCO advised the Board that the investment management fee schedule applicable to Long-Term Bond Fund would be slightly higher than that currently in effect for Intermediate Bond Fund, but that the "Other Expenses" and "Total Expenses" of Intermediate Bond Fund are higher than those of Long-Term Bond Fund. (See "Other Expenses" on page 5.) INVESCO also advised the Board that, if the Reorganization is not approved, INVESCO will no longer continue to absorb expenses for Intermediate Bond Fund, as it has done since the Fund commenced operations in 1994, because the Fund has failed to attract significant assets. The Board was advised by INVESCO that because Long-Term Bond Fund has greater net assets than Intermediate Bond Fund, combining the two Funds should reduce the expenses borne by the shareholders of Intermediate Bond Fund as a percentage of net assets. In addition, INVESCO advised the Board that any reduction in the expense ratios of the Funds as a result of the Reorganization could benefit INVESCO by reducing any reimbursements or waivers of expenses resulting from INVESCO's obligation to limit the expenses of Long-Term Bond Fund to 0.90%. The Board was also advised that following the Reorganization, the expense ratio for Long-Term Bond Fund may possibly decrease because the investment management fee paid by that Fund decreases as its size increases.

DESCRIPTION OF SECURITIES TO BE ISSUED

      Income Funds is registered with the SEC as an open-end management investment company. It has an authorized capitalization of 500 million shares of common stock (par value $0.01 per share). Of which 100 million are allocated to Long-Term Bond Fund. Shares of Long-Term Bond Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.


      Long-Term Bond Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or Income Funds' Articles of Incorporation, or at their discretion.


      Both Funds are series of Income Funds. Thus, the rights of shareholders of each Fund with respect to shareholder meetings, inspection of shareholder lists, and distributions on liquidation of a Fund are identical.

      At a meeting to be held concurrently with the Meeting, shareholders of Long-Term Bond Fund are being asked to approve a proposal that would convert
Long-Term Bond Fund to a series of INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) ("Bond Funds"). If approved, that conversion would have no material effect on the shareholders, operations, directors and officers, operations or management of Long-Term Bond Fund. The sole purpose of the change is to combine all of the INVESCO Funds that invest in debt securities of U.S. issuers into a single overall corporate entity.


TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of Intermediate Bond Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Intermediate Bond Fund's shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

FEDERAL INCOME TAX CONSIDERATIONS

      The exchange of Intermediate Bond Fund's assets for Long-Term Bond Fund shares and Long-Term Bond Fund's assumption of Intermediate Bond Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. Income Funds will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that:

      (1) Long-Term Bond Fund's acquisition of Intermediate Bond Fund's assets in exchange solely for Long-Term Bond Fund shares and Long-Term Bond Fund's assumption of Intermediate Bond Fund's liabilities, followed by Intermediate Bond Fund's distribution of those shares pro rata to its shareholders constructively in exchange for their Intermediate Bond Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) Intermediate Bond Fund will recognize no gain or loss on the transfer to Long-Term Bond Fund of its assets in exchange solely for Long-Term Bond Fund shares and Long-Term Bond Fund's assumption of Intermediate Bond Fund's liabilities or on the subsequent distribution of those shares to Intermediate Bond Fund's shareholders in constructive exchange for their Intermediate Bond Fund shares;

      (3) Long-Term Bond Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Long-Term Bond Fund shares and its assumption of Intermediate Bond Fund's liabilities;

      (4) Long-Term Bond Fund's basis for the transferred assets will be the same as the basis thereof in Intermediate Bond Fund's hands immediately before the Reorganization, and Long-Term Bond Fund's holding period for those assets will include Intermediate Bond Fund's holding period therefor;

      (5) An Intermediate Bond Fund shareholder will recognize no gain or loss on the constructive exchange of all its Intermediate Bond Fund shares solely for Long-Term Bond Fund shares pursuant to the Reorganization; and

      (6) An Intermediate Bond Fund shareholder's aggregate basis for the Long-Term Bond Fund shares to be received by it in the Reorganization will be the same as the aggregate basis for its Intermediate Bond Fund shares to be constructively surrendered in exchange for those Long-Term Bond Fund shares, and its holding period for those Long-Term Bond Fund shares will include its holding period for those Intermediate Bond Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

      The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of Intermediate Bond Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

      The following table shows the capitalization of each Fund as of December 31, 1998 (unaudited), and on a pro forma combined basis (unaudited) as of December 31, 1998, giving effect to the Reorganization:

                                  LONG-TERM       INTERMEDIATE    COMBINED FUND
                                  BOND FUND         BOND FUND      (PRO FORMA)
                                  ---------         ---------      -----------


Net Assets..................     208,808,929       7,529,649       216,338,578

Net Asset Value Per Share...        15.29            10.22            15.29

Shares Outstanding..........      13,660,042        736,463        14,152,498

ADDITIONAL INFORMATION ABOUT LONG-TERM BOND FUND


FINANCIAL HIGHLIGHTS

      The table below provides selected per share data and ratios for one share of Long-Term Bond Fund for each of the periods shown. This information is supplemented by the financial statements and accompanying notes in Long-Term Bond Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998, and the unaudited financial statements and accompanying notes in Long-Term Bond Fund's Semi-Annual Report to Shareholders for the six month period ended December 31, 1998, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes for the fiscal years ended June 30, 1998 and earlier shown below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report is included in the Annual Report to Shareholders.


                              Six months
                              Ended                          Year Ended
                              December 31                    June 30
                              -----------  ----------------------------------------
                              1998           1998    1997    1996     1995     1994
                              (unaudited)

PER SHARE DATA
Net Asset Value -
  Beginning of Period         15.57         $15.34  $15.20  $15.07   $15.29  $16.35
                              -----------   ---------------------------------------

INCOME FROM
INVESTMENT OPERATIONS
Net Investment Income         0.32           0.63    0.66    0.73    0.80     0.83

Net Gains or (Losses) on
  Securities (Both
  Realized                    0.18           0.40    0.38    0.32    0.09    (1.00)
  and Unrealized)
                              -----------   ---------------------------------------
Total from Investment         0.50           1.03    1.04    1.05    0.89    (0.17)
  Operations                  -----------   ---------------------------------------


LESS DISTRIBUTIONS

Dividends from Net
  Investment Income           0.32           0.63    0.66    0.73    0.80     0.83


In Excess of Net Invested     0.00           0.00    0.01    0.00    0.00     0.00
  Income


                                       18

                              Six months
                              Ended                              Year Ended
                              December 31                        June 30
                              -----------    ---------------------------------------------------------
                              1998                1998        1997        1996        1995        1994
                              (unaudited)

Distribution from Capital     0.46                0.17        0.23        0.19        0.31        0.06
  Gains                       -----------    ---------------------------------------------------------

Total Distributions            0.78               0.80        0.90        0.92        1.11        0.89
                              -----------    ---------------------------------------------------------
Net Asset Value - End of      15.29             $15.57      $15.34      $15.20      $15.07      $15.29
Period                        -----------    ---------------------------------------------------------

Total Return                  3.23(a)            6.87%       7.05%       7.01%       6.16%     (1.16%)
===== ======

RATIOS

Net Assets - End of
Period ($000 Omitted)         208,809         $211,471    $220,410    $250,890    $254,584    $282,407

Ratio of Expenses to
  Average                     0.46%(a)(c)     0.91%(c)    0.90%(c)    0.91%(c)       0.92%       1.00%
  Net Assets (b)

Ratio of Net Investment
  Income (Loss) to Average
  Net Assets (b)              2.02%(a)        4.06%       4.36%       4.76%          5.31%       5.14%

Portfolio Turnover Rate       44%(a)           173%        123%        146%            99%         28%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the six months ended December 31, 1998 and the years ended June 30, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.52% (not annualized), 1.04%, 1.05%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 1.96% (not annualized), 3.93%, 4.21%, 4.63% and 5.18%, respectively.

(c) Ratio is based on Total  Expenses  of the Fund,  less  Expenses  Absorbed by
Investment  Adviser,   if  applicable,   which  is  before  any  expense  offset
arrangements.


      REQUIRED  VOTE.   Approval  of  the   Reorganization   Plan  requires  the
affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund.


             THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 1

           ----------------------------------------------------------


PART II.    PROPOSED ORGANIZATIONAL MATTER


      PROPOSAL 1 SEEKS SHAREHOLDER APPROVAL TO REORGANIZE INTERMEDIATE BOND FUND INTO LONG-TERM BOND FUND. IF PROPOSAL 1 IS APPROVED, SHAREHOLDERS WILL RECEIVE FULL AND FRACTIONAL SHARES OF LONG-TERM BOND FUND EQUIVALENT IN AGGREGATE VALUE TO THE SHARES OF THE INTERMEDIATE BOND FUND THAT THEY OWNED ON THE CLOSING DATE AND PROPOSAL 2 WILL HAVE NO EFFECT. HOWEVER, WHETHER OR NOT SHAREHOLDERS VOTE TO APPROVE THE REORGANIZATION PLAN AS SET FORTH IN PROPOSAL 1, THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE PROPOSAL 2, SET FORTH BELOW. THIS PROPOSAL IS INTENDED TO RATIONALIZE THE OPERATIONS OF INTERMEDIATE BOND FUND BY RESTRUCTURING THAT FUND AS A SERIES OF BOND FUNDS, RATHER THAN A SERIES OF INCOME FUNDS.

      PROPOSAL 2. TO APPROVE AN AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("CONVERSION PLAN") PROVIDING FOR THE CONVERSION OF INTERMEDIATE BOND FUND FROM A SEPARATE SERIES OF INCOME FUNDS TO A SEPARATE SERIES OF BOND FUNDS ("CONVERSION")



      Intermediate Bond Fund is presently organized as one of two series of Income Funds. The Board, including a majority of its Independent Directors, has approved the Conversion Plan attached to this Proxy Statement as Appendix C. The Conversion Plan provides for the conversion of Intermediate Bond Fund from a separate series of Income Funds, a Maryland corporation, to a newly established separate series (the "New Series") of Bond Funds, also a Maryland corporation. THE PROPOSED CHANGE WILL HAVE NO MATERIAL EFFECT ON THE SHAREHOLDERS, OFFICERS, OPERATIONS OR MANAGEMENT OF INTERMEDIATE BOND FUND.


      The New Series, which has not yet commenced business operations and was established for the purpose of effecting the Conversion, will carry on the business of Intermediate Bond Fund following the Conversion and will have an investment objective, policies and limitations similar to those of Intermediate Bond Fund. The investment objective, policies and limitations of Intermediate Bond Fund will not change except as approved by shareholders and as described in Proposal 3 of this Proxy Statement. Since both Income Funds and Bond Funds are Maryland corporations organized under substantially similar Articles of Incorporation, the rights of the security holders of Intermediate Bond Fund under state law and its governing documents are expected to remain unchanged after the Conversion. Shareholder voting rights under both Income Funds and Bond Funds are currently based on the number of shares owned. The same individuals serve as Directors of both Income Funds and Bond Funds.


      INVESCO, Intermediate Bond Fund's investment adviser and administrator, will be responsible for providing the New Series with various investment and administrative services and supervising the New Series' daily business affairs, subject to the supervision of Bond Funds' board, under a management contract substantially identical to the contract in effect between INVESCO and Intermediate Bond Fund immediately prior to the Closing Date. Intermediate Bond Fund's distribution agent, IDI, will distribute shares of the New Series under a General Distribution Agreement substantially identical to the contract in effect between IDI and Intermediate Bond Fund immediately prior to the Closing Date.

REASON FOR THE PROPOSED CONVERSION

      The Board unanimously recommends conversion of Intermediate Bond Fund to a separate series of Bond Funds (i.e., the New Series). These proposed conversions are part of an overall plan that involves the conversion of other INVESCO Funds as well. The goal of the conversions is to combine similar types of funds into a single corporate entity. Ultimately, if all of the conversions are approved, the INVESCO Funds will be organized into a group of core companies, with one core company for each major fund type-for example, all INVESCO Funds that invest internationally will be a series of one core company, all INVESCO Funds that invest solely in debt securities will be a series of one core company, and all INVESCO Funds that invest in equity securities of domestic issuers will be a series of one core company. Moving Intermediate Bond Fund from Income Funds to Bond Funds will consolidate and streamline the production and mailing of certain financial reports and legal documents, reducing expense to Intermediate Bond Fund. THE PROPOSED CHANGE WILL HAVE NO MATERIAL EFFECT ON THE SHAREHOLDERS, OFFICERS, OPERATIONS OR MANAGEMENT OF INTERMEDIATE BOND FUND.

      The proposal to present the Conversion Plan to shareholders was approved by the Board, including all of its Independent Directors, on February 3, 1999. The Board recommends that Intermediate Bond Fund shareholders vote FOR the approval of the Conversion Plan. Such a vote encompasses approval of both (i) the conversion of Intermediate Bond Fund to a separate series of Bond Funds and
(ii) a temporary waiver of certain investment limitations of Intermediate Bond Fund to permit the Conversion (see "Temporary Waiver of Investment Restrictions," below). If shareholders of Intermediate Bond Fund do not approve the Reorganization Plan set forth in Proposal 1, which provides for combining Intermediate Bond Fund with Long-Term Bond Fund, and do not approve the alternative Conversion Plan set forth herein, Intermediate Bond Fund will continue to operate as a series of Income Funds.

SUMMARY OF THE CONVERSION PLAN

      The following discussion summarizes the important terms of the Conversion Plan. This summary is qualified in its entirety by reference to the Conversion Plan itself, which is attached as Appendix C to this Proxy Statement.


      If this Proposal is approved by shareholders, then on the Closing Date, Intermediate Bond Fund will transfer all of its assets to the New Series in exchange solely for shares of the New Series ("New Series Shares") equal to the number of Intermediate Bond Fund shares outstanding on the Closing Date ("Fund Shares") and the assumption by the New Series of all of the liabilities of Intermediate Bond Fund. Immediately thereafter, Intermediate Bond Fund will constructively distribute to each Intermediate Bond Fund shareholder one New Series Share for each Fund Share held by the shareholder on the Closing Date, in liquidation of such Fund Shares. As soon as is practicable after this distribution of New Series Shares, Intermediate Bond Fund will be terminated as a series of Income Funds and will be liquidated. UPON COMPLETION OF THE CONVERSION, EACH INTERMEDIATE BOND FUND SHAREHOLDER WILL OWN FULL AND FRACTIONAL NEW SERIES SHARES EQUAL IN NUMBER AND AGGREGATE NAV TO HIS OR HER FUND SHARES.

      The Conversion Plan obligates Bond Funds, on behalf of the New Series, to enter into (i) a Management Contract with INVESCO with respect to the New Series (the "New Management Contract") and (ii) a Distribution and Service Plan under Rule 12b-1 (the "New 12b-1 Plan") with respect to the New Series (collectively, the "New Agreements"). Approval of the Conversion Plan will authorize Income Funds (which will be issued a single share of the New Series on a temporary basis) to approve the New Agreements as the sole initial shareholder of the New Series. Each New Agreement will be identical to the corresponding contract or plan in effect with respect to Intermediate Bond Fund immediately prior to the Closing Date.

      The New Agreements will take effect on the Closing Date, and each will continue in effect until May 15, 2000. Thereafter, the New Management Contract will continue in effect only if its continuance is approved at least annually

(i) by the vote of a majority of Bond Funds' Independent Directors cast in person at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of Bond Funds' directors or a majority of the outstanding voting shares of the New Series. The New 12b-1 Plan will continue in effect only if approved annually by a vote of Bond Funds' Independent Directors, cast in person at a meeting called for that purpose. The New Management Contract will be terminable without penalty on sixty days' written notice either by Bond Funds or INVESCO and will terminate automatically in the event of its assignment. The New 12b-1 Plan will be terminable at any time without penalty by a vote of a majority of Bond Funds' Independent Directors or a majority of the outstanding voting shares of the New Series.

      Bond Funds' Board will hold office without limit in time except that (i) any Director may resign and (ii) a Director may be removed at any special meeting of Bond Funds' shareholders at which a quorum is present by the affirmative vote of a majority of the outstanding voting shares of Bond Funds. In case a vacancy shall for any reason exist, a majority of the remaining
Directors, though less than a quorum, will vote to fill such vacancy by appointing another Director, so long as, immediately after such appointment, at least two-thirds of the Directors have been elected by shareholders. If, at any time, less than a majority of the Directors holding office have been elected by shareholders, the Directors then in office will promptly call a shareholders' meeting for the purpose of electing Directors. Otherwise, there need normally be no meetings of shareholders for the purpose of electing Directors.

      Assuming the Conversion Plan is approved and the Reorganization Plan set forth in Proposal 1 is not approved, it is currently contemplated that the Conversion will become effective on the Closing Date. However, the Conversion may become effective at such other date as to which Income Funds and Bond Funds may agree in writing.

      The obligations of Income Funds and Bond Funds under the Conversion Plan are subject to various conditions as stated therein. Notwithstanding the approval of the Conversion Plan by Intermediate Bond Fund shareholders, it may be terminated or amended at any time prior to the Conversion by action of either Board to provide against unforeseen events, if (i) there is a material breach by the other party of any representation, warranty or agreement contained in the Conversion Plan to be performed at or prior to the Closing Date or (ii) it reasonably appears that a party will not or cannot meet a condition of the Conversion Plan. Either Income Funds or Bond Funds may at any time waive compliance with any of the covenants and conditions contained in, or may amend, the Conversion Plan, provided that the waiver or amendment does not materially adversely affect the interests of Intermediate Bond Fund shareholders.


CONTINUATION OF FUND SHAREHOLDER ACCOUNTS


      Bond Funds' transfer agent will establish accounts for the New Series shareholders containing the appropriate number of New Series Shares to be received by each holder of Fund Shares under the Conversion Plan. Such accounts will be identical in all material respects to the accounts currently maintained by Bond Funds' transfer agent for Intermediate Bond Fund's shareholders.

EXPENSES


      Half of the cost of the Conversion will be borne by INVESCO, Intermediate Bond Fund's investment adviser, and the remaining half by Intermediate Bond Fund and the New Series.



TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of Intermediate Bond Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Conversion. By approving the Conversion Plan, Intermediate Bond Fund shareholders will be agreeing to waive, only for the purpose of the Conversion, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.

TAX CONSEQUENCES OF THE CONVERSION


      Both Income Funds and Bond Funds will receive an opinion from their counsel, Kirkpatrick & Lockhart LLP, that the Conversion will constitute a tax-free reorganization within the meaning of section 368(a)(1)(F) of the Code. Accordingly, Intermediate Bond Fund, the New Series, and Intermediate Bond Fund's shareholders will recognize no gain or loss for federal income tax purposes upon (i) the transfer of Intermediate Bond Fund's assets in exchange solely for New Series Shares and the assumption by the New Series of Intermediate Bond Fund's liabilities or (ii) the distribution of the New Series Shares to Intermediate Bond Fund's shareholders in liquidation of their Fund Shares. The opinion will further provide, among other things, that (a) an Intermediate Bond Fund shareholder's aggregate basis for federal income tax purposes of the New Series Shares to be received by the shareholder in the Conversion will be the same as the aggregate basis of his or her Fund Shares to be constructively surrendered in exchange for those New Series Shares and (b) an Intermediate Bond Fund shareholder's holding period for his or her New Series Shares will include the shareholder's holding period for his or her Fund Shares, provided that those Fund Shares were held as capital assets at the time of the Conversion.


CONCLUSION


      Income Funds' Board has concluded that the proposed Conversion Plan is in the best interests of Intermediate Bond Fund's shareholders, provided the Reorganization Plan set forth in Proposal 1 is not approved. A vote in favor of the Conversion Plan encompasses (i) approval of the conversion of Intermediate Bond Fund to the New Series, (ii) approval of the temporary waiver of certain investment limitations of Intermediate Bond Fund to permit the Conversion (see "Temporary Waiver of Investment Restrictions," above) and (iii) authorization of Income Funds, as the sole initial shareholder of the New Series, to approve (a) a Management Contract with respect to the New Series between Bond Funds and INVESCO and (b) a Distribution and Service Plan under Rule 12b-1 with respect to the New Series. Each of these New Agreements will be identical to the corresponding contract or plan in effect with Intermediate Bond Fund immediately prior to the Closing Date. If approved, the Conversion Plan will take effect on the Closing Date. If neither the Conversion Plan nor the Reorganization of

Intermediate Bond Fund under Proposal 1 is approved, Intermediate Bond Fund will continue to operate as a series of Income Funds; otherwise, Intermediate Bond Fund will be reorganized or converted consistent with shareholder approval.

      REQUIRED VOTE. Approval of the Conversion Plan requires the affirmative vote of a majority of the outstanding voting securities of Intermediate Bond Fund.


               THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 2

              ----------------------------------------------------



PART III: PROPOSED MODIFICATIONS TO FUNDAMENTAL INVESTMENT
RESTRICTIONS AND ROUTINE CORPORATE GOVERNANCE MATTERS



      THESE  PROPOSALS  MAKE  CERTAIN  ROUTINE  CHANGES  TO  MODERNIZE  SOME  OF
INTERMEDIATE BOND FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS AND SEEK SHAREHOLDER APPROVAL OF CERTAIN ROUTINE CORPORATE GOVERNANCE MATTERS. IF THE REORGANIZATION DESCRIBED IN PROPOSAL 1 IS APPROVED BY SHAREHOLDERS AT THE MEETING, THE PROPOSED FUNDAMENTAL RESTRICTION CHANGES WILL NOT BE IMPLEMENTED, BECAUSE INTERMEDIATE BOND FUND SHAREHOLDERS WILL BECOME SHAREHOLDERS OF LONG-TERM BOND FUND. WHETHER OR NOT SHAREHOLDERS VOTE TO APPROVE THE REORGANIZATION DESCRIBED IN PROPOSAL 1, THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE PROPOSALS SET FORTH BELOW.



      PROPOSAL 3. TO APPROVE AMENDMENTS TO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF INTERMEDIATE BOND FUND

      As required by the 1940 Act, Intermediate Bond Fund has adopted certain fundamental investment restrictions ("fundamental restrictions"), which are set forth in the Fund's Statement of Additional Information. These fundamental restrictions may be changed only with shareholder approval. Restrictions and policies that the Fund has not specifically designated as fundamental are considered to be "non-fundamental" and may be changed by the Board of Income Funds without shareholder approval.

      Some of Intermediate Bond Fund's fundamental restrictions reflect past regulatory, business or industry conditions, practices or requirements that are no longer in effect. Also, as other INVESCO Funds have been created over the years, they have adopted substantially similar fundamental restrictions that often have been phrased in slightly different ways, resulting in minor but unintended differences in effect or potentially giving rise to unintended differences in interpretation. Accordingly, the Board of Income Funds has approved revisions to Intermediate Bond Fund's fundamental restrictions in order to simplify, modernize and make the Fund's fundamental restrictions more uniform with those of the other INVESCO Funds.

      The Board believes that eliminating the disparities among the INVESCO Funds' fundamental restrictions will enhance management's ability to manage the funds' assets efficiently and effectively in changing regulatory and investment environments and permit directors to review and monitor investment policies more easily. In addition, standardizing the fundamental restrictions of the INVESCO Funds will assist the INVESCO Funds in making required regulatory filings in a more efficient and cost-effective way. Although the proposed changes in fundamental restrictions will allow Intermediate Bond Fund greater investment flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result at this time in a material change in the level of investment risk associated with an investment in the Fund. The text and a summary description of each proposed change to Intermediate Bond Fund's fundamental restrictions are set forth below, together with the text of each current corresponding fundamental restriction. The text below also describes any non-fundamental restrictions that would be adopted by the Board in conjunction with the revision of certain fundamental restrictions. Any non-fundamental restriction may be modified or eliminated by the Board at any future date without further shareholder approval.

      If approved by Intermediate Bond Fund shareholders at the Meeting, the proposed changes in Intermediate Bond Fund's fundamental restrictions will be adopted by the Fund only if the Reorganization is not approved by Intermediate Bond Fund shareholders. In that event, Intermediate Bond Fund's Statement of Additional Information will be revised to reflect those changes as soon as practicable following the Meeting. If the Reorganization is approved, the proposed changes in the Fund's fundamental restrictions will not be implemented. Instead, as described in Proposal 1, Intermediate Bond Fund shareholders will become shareholders of Long-Term Bond Fund, whose shareholders are being asked to approve substantially similar changes in Long-Term Bond Fund's fundamental restrictions, and Intermediate Bond Fund will be terminated.

     A.    MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION

      Intermediate  Bond  Fund's  current  fundamental   restriction  on  issuer
diversification is as follows:

            The Fund may not, with respect to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

      The Board recommends that this restriction be replaced with the following fundamental restriction:

            The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


      The primary purpose of the proposal is to revise the Fund's fundamental restriction on issuer diversification to conform to a restriction that is expected to become standard for all INVESCO Funds. If the proposed revision is approved, Intermediate Bond Fund could invest without limit in other investment companies to the extent permitted by the 1940 Act.


      b. Modification of fundamental restriction on borrowing and adoption of non-fundamental restriction on borrowing

      Intermediate Bond Fund's current fundamental restriction on borrowing is as follows:

            The Fund may not  borrow  money,  except  that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33(1/3%) of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

            The Fund may not borrow money, except that the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

      The primary purpose of the proposal is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on borrowing for greater uniformity and to conform to the 1940 Act requirements for borrowing. Currently, the Fund's fundamental restriction is significantly more limiting than the restrictions imposed by the 1940 Act in that it limits the purposes for which Interm ediate Bond Fund may borrow money. The proposed revision would eliminate the restrictions on the purposes for which the Fund may borrow money and the explicit requirement that any borrowings that come to exceed 33 1/3% of the Fund's net assets by reason of a decline in net assets be reduced within three business days.

      If the proposal is approved, the Board will adopt a non-fundamental restriction with respect to borrowing as follows:


            The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (_)).


      The non-fundamental restriction reflects the Fund's current policy that borrowing by the Fund may only be for temporary or emergency purposes. In addition to borrowing from banks, as permitted in the Fund's current policy, the non-fundamental restriction would permit the Fund to borrow from open-end funds managed by INVESCO or an affiliate or successor thereof. The Fund would not be able to do so, however, unless it obtains permission for such borrowings from the SEC. The non-fundamental restriction also clarifies that reverse repurchase agreements will be treated as borrowings.

      The Board believes that this approach, making the Fund's fundamental restriction on borrowing no more limiting than is required under the 1940 Act, while incorporating more strict limits on borrowing in a non-fundamental restriction, will maximize the Fund's flexibility for future contingencies.

      C.  MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION

      Intermediate Bond Fund's current fundamental restriction on industry concentration is as follows:

            The Fund may not invest more than 25% of the value of its total assets in any particular industry (other than municipal securities or U.S. Government securities).

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

            The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.


      The purpose of the modification is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on concentration for greater uniformity and to avoid unintended limitations. The proposed changes to Intermediate Bond Fund's fundamental concentration restriction clarifies that the concentration restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This clarification is important because a failure to except government securities of all types from the concentration restriction could hinder the Fund's ability to purchase such securities in conjunction with taking temporary defensive positions. In total, the proposed changes will enhance the ability of Intermediate Bond Fund's management to adapt to changing market conditions.


     D.  MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENT

      Intermediate Bond Fund's current fundamental restriction on real estate investment is as follows:

            The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:


            The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.)


      In addition to conforming Intermediate Bond Fund's fundamental restriction to that of the other INVESCO Funds, the proposed amendment of the Fund's fundamental restriction on investment in real estate would more completely describe the types of real estate-related securities investments that are permissible for the Fund. The Board believes that this clarification will make it easier for decisions to be made concerning the Fund's investments in real estate-related securities.

     E.  MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTING IN COMMODITIES

      Intermediate Bond Fund's current fundamental restriction on the purchase of commodities is as follows:

            The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, and forward contracts or from investing in securities or other instruments backed by physical commodities).

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

            The Fund may not purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      The proposed changes to this investment restriction are intended to conform the restriction to those of the other INVESCO Funds and ensure that Intermediate Bond Fund will have the maximum flexibility to enter into hedging or other transactions utilizing financial instruments and derivative products when doing so is permitted by operating policies established for the Fund by the Board. Due to the rapid and continuing development of derivative products and the possibility of changes in the definition of "commodities," particularly in the context of the jurisdiction of the Commodities Futures Trading Commission, it is important for the Fund's policy to be flexible enough to allow it to enter into hedging and other transactions using these products when doing so is deemed appropriate by INVESCO and is within the investment parameters established by the Board. To maximize that flexibility, the Board recommends that the Fund's fundamental restriction on commodities investments be clear in permitting the use of derivative products, even if the current non-fundamental investment policies of the Fund would not permit investment in one or more of the permitted transactions.

     F.  MODIFICATION OF FUNDAMENTAL RESTRICTION ON LOANS

      Intermediate Bond Fund's current fundamental restriction on loans is as follows:

            The Fund may not lend any security or make any other loan if, as a result, more than 33(1/3%) of its total assets would be lent to other parties (but this limitation does
            not  apply  to  purchases  of   commercial   paper,   debt
            securities or to repurchase agreements.)

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

            The Fund may not lend any security or make any loan if, as a result, more than 33(1/3%) of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

      The primary purpose of the proposal is to eliminate minor differences in the wording of the INVESCO Funds' current restrictions on loans for greater uniformity. The proposed changes to this fundamental restriction are relatively minor and would have no substantive effect on Intermediate Bond Fund's lending activities or other investments.

     G.  MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING

      Intermediate Bond Fund's current fundamental restriction on underwriting is as follows:

            The Fund may not act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      The Board recommends that shareholders vote to replace this restriction with the following fundamental restriction:

            The Fund may not underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities.

      The primary purpose of the proposal is to eliminate minor differences in the wording of the Fund's current fundamental restriction on underwriting for greater uniformity with the fundamental restrictions of the other INVESCO Funds.

     H. ADOPTION OF FUNDAMENTAL RESTRICTION ON THE ISSUANCE OF SENIOR SECURITIES

      Currently, Intermediate Bond Fund has no fundamental restriction on the issuance of senior securities. The Board recommends that shareholders vote to adopt the following fundamental restriction:

            The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940.

      The primary purpose of the proposal is to adopt a fundamental restriction indicating the extent to which the Fund may issue "senior securities," a term that is generally defined to refer to fund obligations that have a priority over a fund's shares with respect to the distribution of fund assets or the payment of dividends. The Board believes that the adoption of the proposed fundamental restriction, which does not specify the manner in which senior securities may be issued and is no more limiting than is required under the 1940 Act, would maximize the Fund's borrowing flexibility for future contingencies and would conform to the fundamental restrictions of the other INVESCO Funds on the issuance of senior securities.

     I. ADOPTION OF FUNDAMENTAL RESTRICTION ON INVESTING IN ANOTHER INVESTMENT COMPANY

      Currently, Intermediate Bond Fund has no fundamental policy regarding investment in another investment company. The Board recommends that shareholders vote to adopt the following fundamental restriction:

            The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.


      The adoption of the proposed fundamental restriction would ensure that the INVESCO Funds have uniform policies permitting each fund to adopt a "master/feeder" structure whereby one or more funds invest all of their assets in another fund. The master/feeder structure has the potential, under certain circumstances, to minimize administration costs and maximize the possibility of gaining a broader investor base. Currently, none of the INVESCO Funds intend to establish a master/feeder structure; however, the Board recommends that
Intermediate Bond Fund shareholders adopt a policy that would permit this structure in the event that the Board determines to recommend the adoption of a master/feeder structure by the Fund. The proposed revision would require that any fund in which the Fund may invest under a master/feeder structure be advised by INVESCO or an affiliate.

      If the proposal is approved, the Board will adopt a non-fundamental restriction for each Fund as follows:

            The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      The primary purpose of this non-fundamental restriction is to conform to the other INVESCO Funds and to the 1940 Act requirements for investing in other investment companies. Adoption of this non-fundamental policy will enable each Fund to purchase the securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an exemption granted by the SEC. If a Fund did purchase the securities of another investment company, shareholders might incur additional expenses because the Fund would have to pay its ratable share of expenses of the other investment company.

      REQUIRED VOTE. Approval of Proposal 3 requires the affirmative vote of a "majority of the outstanding voting securities" of Intermediate Bond Fund, which for this purpose means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if more than 50% of the outstanding shares of the Fund are so present or represented, or
(2) more than 50% of the outstanding shares of the Fund. SHAREHOLDERS WHO VOTE "FOR" PROPOSAL 3 WILL VOTE "FOR" EACH PROPOSED CHANGE DESCRIBED ABOVE. THOSE SHAREHOLDERS WHO WISH TO VOTE AGAINST ANY OF THE SPECIFIC PROPOSED CHANGES DESCRIBED ABOVE MAY DO SO ON THE PROXY PROVIDED.

               THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 3

              ----------------------------------------------------


      PROPOSAL 4.  TO ELECT THE DIRECTORS OF INCOME FUNDS

      The Board of Income Funds has nominated the individuals identified below for election to the Board at the Meeting. Income Funds currently has ten directors. Vacancies on the Board are generally filled by appointment by the remaining directors. However, the 1940 Act provides that vacancies may not be filled by directors unless thereafter at least two-thirds of the directors shall have been elected by shareholders. To ensure continued compliance with this rule without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this meeting to elect the current ten directors.

Consistent with the provisions of Income Funds' by-laws, and as permitted by Maryland law, Income Funds does not anticipate holding annual shareholder meetings. Thus, the directors will be elected for indefinite terms, subject to termination or resignation. Each nominee has indicated a willingness to serve if elected. If any of the nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. Management has no reason to believe that any nominee will be unavailable for election.

      All of the Independent Directors now being proposed for election were nominated and selected by Independent Directors. Eight of the ten current directors are Independent Directors.

      The persons named as attorneys-in-fact in the enclosed proxy have advised Income Funds that unless a proxy instructs them to withhold authority to vote for all listed nominees or for any individual nominee, they will vote all validly executed proxies for the election of the nominees named below.

      The nominees for director, their ages, a description of their principal occupations, the number of Intermediate Bond Fund shares owned by each, and their respective memberships on Board committees are listed in the table below.


                                                                                          NUMBER OF
                                                                                          ---------
                                                                                          INTERMEDIATE INCOME
                                                                                          -------------------
                                                                      DIRECTOR OR         FUND SHARES
                                                                      -----------         -----------
                                                                      EXECUTIVE OFFICER   BENEFICIALLY OWNED
                                                                      -----------------   ------------------
NAME, POSITION WITH       PRINCIPAL OCCUPATION AND BUSINESS           OF INCOME           DIRECTLY OR INDIRECTLY        MEMBER OF
-------------------       ---------------------------------           ---------           -----------------------       ---------
INCOME FUNDS, AND AGE     EXPERIENCE (DURING THE PAST FIVE YEARS)     FUNDS SINCE         ON DECEMBER 31, 1998(1)       COMMITTEE
---------------------     ---------------------------------------     -----------         -----------------------       ---------


CHARLES W. BRADY,         Chief    Executive    Officer    and         1993                     0                       (3),(5),(6)
CHAIRMAN OF THE BOARD,    Director of AMVESCAP,  PLC,  London,
AGE 63*                   England,      and     of     various
                          subsidiaries  thereof.  Chairman  of
                          the Board of INVESCO  Global  Health
                          Sciences Fund.

FRED A. DEERING, VICE     Trustee  of  INVESCO  Global  Health         1993                    9.8730                   (2),(3),(5)
CHAIRMAN OF THE BOARD,    Sciences  Fund.  Formerly,  Chairman
AGE 70                    of  the   Executive   Committee  and
                          Chairman  of the  Board of  Security
                          Life of  Denver  Insurance  Company,
                          Denver,  Colorado;  Director  of ING
                          American  Holdings company and First
                          ING Life  Insurance  Company  of New
                          York.

MARK H. WILLIAMSON,       President,  Chief Executive Officer,         1998                    0                        (3),(5)
PRESIDENT, CHIEF          and Director,  INVESCO  Distributors
EXECUTIVE OFFICER, AND    Inc.;  President,   Chief  Executive
DIRECTOR, AGE 47*         Officer,   and  Director,   INVESCO;
                          President,  Chief Operating Officer,
                          and Trustee  INVESCO  Global  Health
                          Sciences  Fund.  Formerly,  Chairman
                          of the  Board  and  Chief  Executive
                          Officer,  NationsBanc Advisors, Inc.
                          (1995-1997);  Chairman of the Board,
                          NationsBanc    Investments,     Inc.
                          (1997-1998).


                                       32

                                                                                         NUMBER OF
                                                                                          ---------
                                                                                          INTERMEDIATE INCOME
                                                                                          -------------------
                                                                      DIRECTOR OR         FUND SHARES
                                                                      -----------         -----------
                                                                      EXECUTIVE OFFICER   BENEFICIALLY OWNED
                                                                      -----------------   ------------------
NAME, POSITION WITH       PRINCIPAL OCCUPATION AND BUSINESS           OF INCOME           DIRECTLY OR INDIRECTLY        MEMBER OF
-------------------       ---------------------------------           ---------           -----------------------       ---------
INCOME FUNDS, AND AGE     EXPERIENCE (DURING THE PAST FIVE YEARS)     FUNDS SINCE         ON DECEMBER 31, 1998(1)       COMMITTEE
---------------------     ---------------------------------------     -----------         -----------------------       ---------

DR. VICTOR L. ANDREWS,    Professor     Emeritus,     Chairman         1993                    9.8730                   (4),(6),(8)
DIRECTOR, AGE 68          Emeritus  and  Chairman  of the  CFO
                          Roundtable  of  the   Department  of
                          Finance     of     Georgia     State
                          University,   Atlanta,  Georgia  and
                          President,     Andrews     Financial
                          Associates,     Inc.     (consulting
                          firm).   Formerly,   member  of  the
                          faculties  of the  Harvard  Business
                          School  and  the  Sloan   School  of
                          Management  of MIT.  Dr.  Andrews is
                          also a  director,  Sheffield  Funds,
                          Inc.

BOB R. BAKER, DIRECTOR,   President   and   Chief    Executive         1993                    9.8730                   (3),(4),(5)
AGE 62                    Officer  of  AMC   Cancer   Research
                          Center,  Denver,   Colorado,   since
                          January 1989;  until  December 1988,
                          Vice  Chairman  of the Board,  First
                          Columbia   Financial    Corporation,
                          Englewood,    Colorado.    Formerly,
                          Chairman  of  the  Board  and  Chief
                          Executive  Officer of First Columbia
                          Financial Corporation.

LAWRENCE H. BUDNER,       Trust  Consultant;   Prior  to  June         1993                    9.8730                   (2),(6),(7)
DIRECTOR, AGE 68          1987,   Senior  Vice  President  and
                          Senior  Trust  Officer,   InterFirst
                          Bank, Dallas, Texas.

DR. WENDY LEE GRAMM,      Self-employed      (since     1993).         1997                    9.8730                   (4),(8)
DIRECTOR, AGE 54          Professor  of  Economics  and Public
                          Administration,  University of Texas
                          at  Arlington.  Formerly,  Chairman,
                          Commodities      Futures     Trading
                          Commission              (1988-1993);
                          Administrator  for  Information  and
                          Regulatory   Affairs,    Office   of
                          Management  and Budget  (1985-1988);
                          Executive   Director,   Presidential
                          Task  Force  on  Regulatory  Relief;
                          Director,        Federal       Trade
                          Commission's  Bureau  of  Economics;
                          Director of the  Chicago  Mercantile
                          Exchange;  Enron  Corporation;  IBP,
                          Inc.; State Farm Insurance  Company;
                          Independent      Women's      Forum;
                          International   Republic  Institute;
                          and the Republican  Women's  Federal
                          Forum.

KENNETH T. KING,          Presently     retired,     Formerly,         1993                    9.8730                   (2),(3),(5),
DIRECTOR, AGE 73          Chairman  of the Board,  The Capitol                                                          (6),(7)
                          Life Insurance  Company,  Providence
                          Washington  Insurance  Company,  and
                          Director    of     numerous     U.S.
                          subsidiaries   thereof.    Formerly,
                          Chairman   of  the   Board   of  the
                          Providence  Capitol Companies in the
                          United  Kingdom and Guernsey.  Until
                          1987,   Chairman   of   the   Board,
                          Symbion Corporation.



                              33

                                                                                        NUMBER OF
                                                                                          ---------
                                                                                          INTERMEDIATE INCOME
                                                                                          -------------------
                                                                      DIRECTOR OR         FUND SHARES
                                                                      -----------         -----------
                                                                      EXECUTIVE OFFICER   BENEFICIALLY OWNED
                                                                      -----------------   ------------------
NAME, POSITION WITH       PRINCIPAL OCCUPATION AND BUSINESS           OF INCOME           DIRECTLY OR INDIRECTLY        MEMBER OF
-------------------       ---------------------------------           ---------           -----------------------       ---------
INCOME FUNDS, AND AGE     EXPERIENCE (DURING THE PAST FIVE YEARS)     FUNDS SINCE         ON DECEMBER 31, 1998(1)       COMMITTEE
---------------------     ---------------------------------------     -----------         -----------------------       ---------

JOHN W. MCINTYRE,         Presently  retired.  Formerly,  Vice         1995                    9.8730                   (2),(3),(5),
DIRECTOR, AGE 68          Chairman of the Board,  The Citizens                                                          (7)
                          and Southern  Corporation;  Chairman
                          of the  Board  and  Chief  Executive
                          Officer,  The  Citizens and Southern
                          Georgia  Corporation;   Chairman  of
                          the  Board   and   Chief   Executive
                          Officer  of  Citizens  and  Southern
                          National  Bank.  Trustee  of INVESCO
                          Global  Health   Sciences  Fund  and
                          Gables       Residential      Trust,
                          Employee's   Retirement   System  of
                          Georgia, Emory University,  and J.M.
                          Tull     Charitables      Foundation
                          Director   of   Kaiser    Foundation
                          Health Plans of Georgia, Inc.

DR. LARRY SOLL,           Presently     retired.     Formerly,         1997                    9.8730                   (4),(8)
DIRECTOR, AGE 56          Chairman  of the  Board  1987-1994),
                          Chief Executive  Officer  (1982-1989
                          and    1993-1994)    and   President
                          (1982-1989)    of   Synergen    Inc.
                          Director  of  Synergen  Inc.   since
                          incorporation  in 1982.  Director of
                          Isis  Pharmaceuticals,  Inc. Trustee
                          of INVESCO  Global  Health  Sciences
                          Fund.


*Because of his affiliation with INVESCO, with Intermediate Bond Fund's investment adviser, or with companies affiliated with INVESCO, this individual is deemed to be an "interested person" of Income Funds as that term is defined in the 1940 Act.
(1) = As interpreted by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to that security. The persons listed have partial or complete voting and investment power with respect to their respective Fund shares.
(2) = Member of the Audit Committee
(3) = Member of the Executive Committee
(4) = Member of the Management  Liaison  Committee
(5) = Member of the Valuation Committee
(6) = Member of the Compensation Committee
(7) = Member of the Soft Dollar Brokerage Committee
(8) = Member of the Derivatives Committee

      The Board has audit, management liaison, soft dollar brokerage, and derivatives committees, consisting of Independent Directors, and compensation, executive and valuation committees consisting of Independent Directors and non-independent directors. The Board does not have a nominating committee. The audit committee, consisting of four Independent Directors, meets quarterly with Income Funds' independent accountants and executive officers of Income Funds. This committee reviews the accounting principles being applied by Income Funds in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. All of the recommendations of the audit committee are reported to the full Board. During the intervals between the meetings of the Board, the executive committee may exercise all powers and authority of the Board in the management of Income Funds' business, except for certain powers which, under applicable law and/or Income Funds' by-laws, may only be exercised by the full Board. All decisions are subsequently submitted for ratification by the Board. The management liaison committee meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Income Funds, and to review legal and operational matters that have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The soft dollar brokerage committee meets periodically to review soft dollar transactions by Income Funds, and to review policies and procedures of Income Funds' adviser with respect to soft dollar brokerage transactions. The committee then reports on these matters to the Board. The derivatives committee meets periodically to review derivatives investments made by Income Funds. The committee monitors derivatives usage by Income Funds and the procedures utilized by Income Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Board. The committee then reports on these matters to the Board.


      Each independent director receives an annual retainer of $56,000 for their service to the INVESCO Funds. Additionally, each independent director receives $3,000 for in-person attendance at each board meeting and $1,000 for in-person attendance at each committee meeting. The chairmen of the audit and management liaison committee receive an annual fee of $4,000 for serving in such capacity.


      During the past fiscal year, the Board met five times, the audit committee met four times, the compensation committee met twice, the management liaison committee met four times, the soft dollar brokerage committee met twice, and the derivatives committee met three times. The executive committee did not meet. During Income Funds' last fiscal year, each director attended 75% or more of the Board meetings and meetings of the committees of the Board on which he or she served.

      The Independent Directors nominate individuals to serve as Independent Directors, without any specific nominating committee. The Board ordinarily will not consider unsolicited director nominations recommended by Intermediate Bond Fund shareholders. The Board, including its Independent Directors, unanimously approved the nomination of the foregoing persons to serve as directors and directed that the election of these nominees be submitted to Intermediate Bond Fund's shareholders.

      The following table sets forth information relating to the compensation paid to directors during the last fiscal year:


                                                          COMPENSATION TABLE

                                                          AMOUNTS PAID DURING THE MOST RECENT
                                                        FISCAL YEAR BY INCOME FUNDS TO DIRECTORS


                                       AGGREGATE          PENSION OR RETIREMENT                          TOTAL COMPENSATION
                                      COMPENSATION         BENEFITS ACCRUED AS      ESTIMATED ANNUAL     FROM INCOME FUNDS
                                          FROM             PART OF INCOME FUNDS      BENEFITS UPON       AND THE OTHER 14
 NAME OF PERSON, POSITION            INCOME FUNDS(1)            EXPENSES(2)           RETIREMENT(3)      INVESCO FUNDS PAID
 ------------------------            -------------              ---------             -----------           TO DIRECTORS(1)
                                                                                                                -------------

FRED A DEERING, VICE CHAIRMAN OF         $2,550                  $531                   $340                 $103,700
THE BOARD

DR. VICTOR L. ANDREWS, DIRECTOR          $2,520                  $501                   $394                  $80,350

BOB R. BAKER, DIRECTOR                   $2,567                  $448                   $528                  $84,000

LAWRENCE H. BUDNER, DIRECTOR             $2,491                  $501                   $394                  $79,350

DANIEL D. CHABRIS(4), DIRECTOR           $2,525                  $542                   $294                  $70,000

DR. WENDY L. GRAMM, DIRECTOR             $2,431                   $0                     $0                   $79,000

KENNETH T. KING, DIRECTOR                $2,451                  $551                   $309                  $77,050

JOHN W. MCINTYRE, DIRECTOR               $2,460                   $0                     $0                   $98,500

DR. LARRY SOLL, DIRECTOR                 $2,460                   $0                     $0                   $96,000
                                     -------------          ------------------     ----------------     ------------------
TOTAL                                   $22,455               $3,074                  $2,259                 $767,950
-----
AS A PERCENTAGE OF NET ASSETS         0.0103%(5)           0.0014%(5)                                       0.0035%(6)
-----------------------------





----------------------------

1 The Vice Chairman of the Board, the chairmen of the audit, management liaison, derivatives, soft dollar brokerage and compensation committees, and the Independent Director members of the committees of each Fund receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.
2 Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.
3 These figures represent Income Funds' share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health Sciences Fund which does not participate in this retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are farther from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the defined Benefit Deferred Compensation Planas of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.
4 Mr. Chabris retired as a director effective September 30, 1998.
5 Total as a percentage of the Fund's net assets as of June 30, 1998.

6 Total as a percentage of the net assets of the 15 Funds in the INVESCO Complex as of December 31, 1998.

      Income Funds pays its Independent Directors, Board vice chairman, and committee chairmen and members the fees described above. Income Funds also reimburses its Independent Directors for travel expenses incurred in attending meetings. Charles W. Brady, Chairman of the Board, and Mark H. Williamson, President, Chief Executive Officer, and Director, as "interested persons" of Income Funds and of other INVESCO Funds receive compensation and are reimbursed for travel expenses incurred in attending meetings as officers or employees of INVESCO or its affiliated companies, but do not receive any director's fees or other compensation from Income Funds or other INVESCO Funds for their services as directors.

      The overall direction and supervision of Income Funds is the responsibility of the Board, which has the primary duty of ensuring that Income Funds' general investment policies and programs are adhered to and that the Income Funds are properly administered. The officers of Income Funds, all of whom are officers and employees of and paid by INVESCO, are responsible for the day-to-day administration of Income Funds. The investment adviser for Income Funds has the primary responsibility for making investment decisions on behalf of Income Funds. These investment decisions are reviewed by the investment committee of INVESCO.

      All of the officers and directors of Income Funds hold comparable positions with the following INVESCO Funds: INVESCO Bond Funds, Inc., (formerly, INVESCO Income Funds, Inc.), INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc. and INVESCO Multiple Asset Funds, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Funds, Inc. (formerly INVESCO Growth Fund, Inc.), INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.), INVESCO Specialty Funds, Inc., INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc. and INVESCO Capital Appreciation Funds, Inc.), and INVESCO Variable Investment Funds, Inc. All of the directors of
Income Funds also serve as trustees of INVESCO Value Trust and INVESCO Treasurer's Series Trust.


      The Boards of the funds managed by INVESCO, have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the Funds. Under the Plan, each director or trustee who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as director (normally at retirement age 72 or the retirement age of 73 or 74, if the retirement date is extended by the Boards for one or two years, but less than three years) continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the Funds to the Qualified Director at the time of his or her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the Board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the Funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him or her or to his or her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the Funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his or her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. Income Funds began making payments to Mr. Chabris as of October 1, 1998 under the Plan. Income Funds has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts have been invested in shares of certain of the INVESCO Funds. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any Fund shares they may own directly or beneficially.

      REQUIRED VOTE. Election of each nominee as a director of Income Funds requires the vote of a plurality of all shares of Intermediate Bond Fund cast at the Meeting, in person or by proxy, and at a concurrent meeting of the shareholders of Long-Term Bond Fund, in the aggregate.

                 THE BOARD, INCLUDING THE INDEPENDENT DIRECTORS,
                    UNAMIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                  VOTE "FOR" EACH OF THE NOMINEES IN PROPOSAL 4


           ----------------------------------------------------------


      PROPOSAL 5:  RATIFICATION OR REJECTION OF SELECTION OF
      INDEPENDENT ACCOUNTANTS.

      The Board of Income Funds, including all of its Independent Directors, has selected PricewaterhouseCoopers LLP to continue to serve as independent accountants of Intermediate Bond Fund, subject to ratification by Intermediate Bond Fund's shareholders. PricewaterhouseCoopers LLP has no direct financial interest or material indirect financial interest in Intermediate Bond Fund. Representatives of PricewaterhouseCoopers LLP are not expected to attend the Meeting, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

      The independent accountants examine annual financial statements for Intermediate Bond Fund and provide other audit and tax-related services. In recommending the selection of PricewaterhouseCoopers LLP, the directors reviewed the nature and scope of the services to be provided (including non-audit services) and whether the performance of such services would affect the accountants' independence.

      REQUIRED VOTE. Ratification of the selection of PricewaterhouseCoopers LLP as independent accountants requires the vote of a majority of the votes present at the Meeting, provided a quorum is present.

             THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS
                              VOTE "FOR" PROPOSAL 5

           ----------------------------------------------------------


                                 OTHER BUSINESS

      The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.


                   INFORMATION CONCERNING ADVISER, DISTRIBUTOR
                            AND AFFILIATED COMPANIES


      INVESCO, a Delaware corporation, serves as Intermediate Bond Fund's investment adviser and provides other services to Intermediate Bond Fund and Income Funds. IDI, a Delaware corporation that serves as Intermediate Bond Fund's distributor, is a wholly owned subsidiary of INVESCO. INVESCO is a wholly owned subsidiary of INVESCO North American Holdings, Inc. ("INAH"). INAH is an indirect wholly owned subsidiary of AMVESCAP PLC.(7) The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO, INAH and IDI's offices are located at 7800 East Union Avenue, Denver, Colorado 80237. INVESCO currently serves as investment adviser of 14 open-end investment companies having approximate aggregate net assets in excess of $21.1 billion as of December 31, 1998.


      The principal executive officers and directors of INVESCO and their principal occupations are:


      Mark H. Williamson, Chairman of the Board, President, Chief Executive Officer and Director, also, President and Chief Executive Officer of IDI; and Charles P. Mayer, Director and Senior Vice President, also, Director of IDI; Ronald L. Grooms, Director, Senior Vice President and Treasurer, also, Director, Senior Vice President and Treasurer of IDI; Richard W. Healey, Director and Senior Vice President, also, Senior Vice President and Director of IDI; Timothy
J. Miller,  Director and Senior Vice President,  also, Director of IDI; and Glen
A. Payne, Senior Vice President, Secretary and General Counsel, also, Senior Vice President, Secretary and General Counsel of IDI.



--------------------------

7 The  intermediary  companies  between  INAH and  AMVESCAP  PLC are as follows:
INVESCO, Inc., AMVESCAP Group Services, Inc., AVZ, Inc. and INVESCO North American Group, Ltd., each of which is wholly owned by its immediate parent.

      The address of each of the foregoing officers and directors is 7800 East Union Avenue, Denver, Colorado 80237.


      Pursuant to an Administrative Services Agreement between Income Funds and INVESCO, INVESCO provides administrative services to Income Funds, including sub-accounting and record keeping services and functions. INVESCO, also serves as Income Funds' registrar, transfer agent and dividend disbursing agent. During the year ended December 31, 1998, Income Funds paid INVESCO total compensation of $156,829 for such services.



                                  MISCELLANEOUS

AVAILABLE INFORMATION

      Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS

      Certain legal matters in connection with the issuance of Long-Term Bond Fund shares as part of the Reorganization will be passed upon by Long-Term Bond Fund's counsel, Kirkpatrick & Lockhart LLP.

EXPERTS

      The audited financial statements of Long-Term Bond Fund and Intermediate Bond Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to shareholders for the fiscal year ended June 30, 1998. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                   APPENDIX A
                                   ----------


                             PRINCIPAL SHAREHOLDERS
                             ----------------------


      The following table sets forth the beneficial ownership of each fund's outstanding equity securities as of March 12, 1999 by each beneficial owner of 5% or more of a Fund's outstanding securities.

                                              AMOUNT OF
                                               NATURE             PERCENTAGE
                                               ------             ----------
BENEFICIAL OWNERS OF 5% OR MORE OF THE
--------------------------------------
INTERMEDIATE BOND FUND
----------------------



BENEFICIAL OWNERS OF 5% OR MORE OF
----------------------------------
LONG-TERM BOND FUND
-------------------

Charles Schwab & Co., Inc.                   56,954,1960              8.32%
Special Custody Account
For the Exclusive Benefit of Customers         Record
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122


John Cannady                                 37,892,9570              5.53%
745 Pine Street
Boulder, CO  80302-4741                      Beneficial


Isabel S. Taylor                             37,388,8720              5.46%
1358 Wastaugou Street
Kingsport, TN  37660-4530                    Beneficial


David C. Billue                              37,039,5370              5.41%
Mary E. Billue Jr. Tenant
P.O. Box 979
Guntersville, AL  35976-0979

                                   APPENDIX B


                     PLAN OF REORGANIZATION AND TERMINATION


      THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made by INVESCO Tax-Free Income Funds, Inc., a Maryland corporation ("Corporation"), on behalf of INVESCO Tax-Free Intermediate Bond Fund ("Target") and INVESCO Tax-Free Long-Term Bond Fund ("Acquiring Fund"), and is effective as of the date of its adoption by Corporation's board of directors. (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland. Each Fund is a duly established and designated segregated portfolio of assets ("series") of Corporation.

      This Plan is intended to be, and is adopted as, a plan of a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.01 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO RATA to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

      Each Fund issues a single class of shares, which are substantially similar to each other. Each Fund's shares (1) are offered at net asset value ("NAV"),
(2) are subject to a service fee at the annual rate of 0.25% of its net assets imposed pursuant to a plan of distribution adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended ("1940 Act"), and (3) are subject to similar management fees (up to 0.50% of Target's net assets and up to 0.55% of Acquiring Fund's net assets).

1.    THE REORGANIZATION
      ------------------

      1.1 Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

          (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares, determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the NAV of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

          (b) assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2 The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3 The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

      1.7 Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION
      ---------

      2.1 For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

      2.2 For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information.

      2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of INVESCO Funds Group, Inc. ("INVESCO").

3.    CLOSING AND EFFECTIVE TIME
      --------------------------

      3.1 The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Corporation's principal office on June 4, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2 Corporation's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3   Corporation's   transfer  agent  shall  deliver  at  the  Closing  a
certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names.

4     CONDITIONS
      ----------

      Each Fund's obligations hereunder are subject to satisfaction of each condition indicated in this section 4 as being applicable to it either at the time stated therein or, if no time is so stated, at or before (and continuing through) the Effective Time:

      4.1   Conditions to Each Fund's Obligations:
            -------------------------------------

          4.1.1 This Plan and the transactions contemplated hereby shall have been approved by Target's shareholders in accordance with applicable law;

          4.1.2 The aggregate fair market value of the Acquiring Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Target Shares constructively surrendered in exchange therefor;

          4.1.3 Corporation's management (a) is unaware of any plan or intention of Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company. Consequently, Corporation's management expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does Corporation's management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.1.4 The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.1.5 Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

          4.1.6 The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.1.7 There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.1.8 Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets thereof held immediately before the Reorganization;

          4.1.9 None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          4.1.10 Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code;

          4.1.11 Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

          4.1.12 Corporation  shall have received  an opinion of  Kirkpatrick  &
      Lockhart LLP ("Counsel"), addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this section 4 (and treat them as representations by Corporation to Counsel) and may rely as to any factual matters, exclusively and without independent verification, on such representations and any other representations made to Counsel by responsible officers of Corporation. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

                4.1.12.1 Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                4.1.12.2 Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

                4.1.12.3 Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                4.1.12.4 Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                4.1.12.5 A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                4.1.12.6 A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 4.1.12.2 and 4.1.12.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     4.2   Conditions to Acquiring Fund's Obligations:
           ------------------------------------------

          4.2.1 At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.2.2 The Liabilities were incurred by Target in the ordinary course of its business;

          4.2.3 Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

          4.2.4 Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

          4.2.5 Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

          4.2.6 Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter.

4.3   Conditions to Target's Obligations:
      ----------------------------------

          4.3.1 No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.3.2 The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

          4.3.3 Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.3.4 Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

          4.3.5 Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
      (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          4.3.6 There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

          4.3.7 Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

          4.3.8 Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target.

5.    EXPENSES
      --------

      Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.

6.    TERMINATION
      -----------

      Corporation's board of directors may terminate this Plan and abandon the Reorganization at any time prior to the Closing if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

7.    GOVERNING LAW
      -------------

      This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

                                   APPENDIX C


                AGREEMENT AND PLAN OF CONVERSION AND TERMINATION



     This AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("Agreement") is made as of March 21, 1999, between INVESCO Tax-Free Income Funds, Inc., a Maryland corporation ("Tax-Free Income Funds"), on behalf of INVESCO Tax-Free
Intermediate Bond Fund, a segregated portfolio of assets ("series") thereof ("Old Fund"), and INVESCO Bond Funds, Inc., a Maryland corporation ("Bond Funds"), on behalf of its INVESCO Tax-Free Intermediate Bond Fund series ("New Fund"). (Old Fund and New Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds"; Tax-Free Income Funds and Bond Funds are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Tax-Free Income Funds on behalf of Old Fund and by Bond Funds on behalf of New Fund.


     Old Fund intends to change its identity -- by converting from a series of Tax-Free Income Funds to a series of Bond Funds -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). Old Fund desires to accomplish such conversion by transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of common stock in New Fund ("New Fund Shares") and New Fund's assumption of Old Fund's liabilities, followed by the constructive distribution of the New Fund Shares PRO RATA to the holders of shares of common stock in Old Fund ("Old Fund Shares") in exchange therefor, all on the terms and conditions set forth in this Agreement (which is intended to be, and is adopted as, a "plan of reorganization" for federal income tax purposes). All such transactions are referred to herein as the "Reorganization."

     In consideration of the mutual promises herein contained, the parties agree as follows:

1.   PLAN OF CONVERSION AND TERMINATION
     ----------------------------------

      1.1. Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. New Fund agrees in exchange therefor --

           (a) to issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Old Fund Shares then outstanding, and

           (b) to  assume all of  Old Fund's liabilities  described in paragraph
      1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 2.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Old Fund's books, and other property owned by Old Fund at the Effective Time (as defined in paragraph 2.1).

      1.3. The Liabilities shall include all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement.

      1.4. At  the  Effective  Time  (or  as  soon  thereafter as is  reasonably practicable), (a) the New Fund Share issued pursuant to paragraph 4.4 shall be redeemed by New Fund for $1.00 and (b) Old Fund shall distribute the New Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Old Fund Shares. Such distribution shall be accomplished by Bond Funds' transfer agent's opening accounts on New Fund's share transfer books in the Shareholders' names and transferring such New Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) New Fund Shares due that Shareholder. All outstanding Old Fund Shares, including those represented by certificates, shall simultaneously be canceled on Old Fund's share transfer books. New Fund shall not issue certificates representing the New Fund Shares in connection with the Reorganization.

      1.5. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within twelve months after the Effective Time, Old Fund shall be terminated as a series of Tax-Free Income Funds and any further actions shall be taken in connection therewith as required by applicable law.

      1.6. Any reporting responsibility of Old Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's books of the Old Fund Shares constructively exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

2.    CLOSING AND EFFECTIVE TIME
      --------------------------


      2.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on June 4, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time").


      2.2. Tax-Free Income Funds' fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Old Fund to New Fund, as reflected on New Fund's books immediately following the Closing, does or will conform to such information on Old Fund's books immediately before the Closing. Tax-Free Income Funds' custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      2.3. Bond Funds' transfer agent shall deliver at the Closing a certificate as to the opening on New Fund's share transfer books of accounts in the Shareholders' names. Bond Funds shall issue and deliver a confirmation to

Tax-Free Income Funds evidencing the New Fund Shares to be credited to Old Fund at the Effective Time or provide evidence satisfactory to Tax-Free Income Funds that such New Fund Shares have been credited to Old Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      2.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.    REPRESENTATIONS AND WARRANTIES
      ------------------------------

      3.1.  Old Fund represents and warrants as follows:

            3.1.1. Tax-Free Income Funds is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland;

            3.1.2. Tax-Free Income Funds is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

            3.1.3. Old Fund is a duly established and designated series of Tax-Free Income Funds;

            3.1.4. At the Closing, Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

            3.1.5. New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

            3.1.6. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

            3.1.7. The Liabilities were incurred by Old Fund in the ordinary course of its business and are associated with the Assets;

            3.1.8. Old Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

            3.1.9. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            3.1.10. As of the Effective Time, Old Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Old Fund Shares;

            3.1.11. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Old Fund's shareholders; and

            3.1.12.   Old  Fund  will  be   terminated  as  soon  as  reasonably
      practicable after the Effective Time, but in all events within twelve months thereafter.

      3.2. New Fund represents and warrants as follows:

            3.2.1. Bond Funds is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of State of Maryland;

            3.2.2. Bond Funds is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            3.2.3. Before the Effective Time, New Fund will be a duly established and designated series of Bond Funds;

            3.2.4. New Fund has not commenced operations and will not do so until after the Closing;

            3.2.5. Prior to the Effective Time, there will be no issued and outstanding shares in New Fund or any other securities issued by New Fund, except as provided in paragraph 4.4;

            3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable;

            3.2.8. New Fund will be a "fund" as defined in section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

            3.2.9. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

            3.2.10. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Old Fund's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the Code) in a business,
      (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
      (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            3.2.11. There is no plan or intention for New Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization; and

            3.2.12. Immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

      3.3. Each Fund represents and warrants as follows:

            3.3.1. The aggregate fair market value of the New Fund Shares, when received by the Shareholders, will be approximately equal to the aggregate fair market value of their Old Fund Shares constructively surrendered in exchange therefor;

            3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the New Fund Shares to be received by them in the Reorganization to any person related (as so defined) to New Fund, (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

            3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            3.3.4. Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization;

            3.3.5. Immediately following consummation of the Reorganization, New Fund will hold the same assets -- except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately prior to the Reorganization, plus any liabilities for expenses of the parties incurred in connection with the Reorganization. Such excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) made by Old Fund immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

            3.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount; and

            3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

4.    CONDITIONS PRECEDENT
      --------------------

      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

      4.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the each Investment Company's board of directors and shall have been approved by Old Fund's shareholders in accordance with applicable law;

      4.2. All necessary filings shall have been made with the Securities and Exchange Commission ("SEC") and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions;

      4.3. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            4.3.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Old Fund Shares, will constitute a reorganization within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            4.3.2. Old Fund will recognize no gain or loss on the transfer to New Fund of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

            4.3.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

            4.3.4. New Fund's basis for the Assets will be the same as the basis thereof in Old Fund's hands immediately before the Reorganization, and New Fund's holding period for the Assets will include Old Fund's holding period therefor;

            4.3.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

            4.3.6. A Shareholder's aggregate basis for the New Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Old Fund Shares to be constructively surrendered in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include its holding period for those Old Fund Shares, provided they are held as capital assets by the Shareholder at the Effective Time; and

            4.3.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization;

      4.4. Prior to the Closing, Bond Funds' directors shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share to Tax-Free Income Funds in consideration of the payment of $1.00 to vote on the matters referred to in paragraph 4.5; and

      4.5. Bond Funds (on behalf of and with respect to New Fund) shall have entered into a management contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and such other agreements as are necessary for New Fund's operation as a series of an open-end investment company. Each such contract, plan, and agreement shall have been approved by Bond Funds' directors and, to the extent required by law, by such of those directors who are not "interested persons" thereof (as defined in the 1940 Act) and by Tax-Free Income Funds as the sole shareholder of New Fund.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 4.1) if, in the judgment of its board of directors, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

5.    BROKERAGE FEES AND EXPENSES
      ---------------------------

      5.1 Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      5.2 Except as otherwise provided herein, 50% of the total Reorganization Expenses will be borne by INVESCO and the remaining 50% will be borne partly by each Fund.

6.    ENTIRE AGREEMENT; NO SURVIVAL
      -----------------------------

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

7.    TERMINATION
      -----------

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Old Fund's shareholders:

      7.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before August 31, 1999; or

      7.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 7.1(c) or 7.2, there shall be no liability for damages on the part of either Fund, or the directors or officers of either Investment Company, to the other Fund.

8.    AMENDMENT
      ---------

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

9.    MISCELLANEOUS
      -------------

      9.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      9.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      9.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


ATTEST:                             INVESCO TAX-FREE INCOME FUNDS, INC.,
                                     on behalf of its series,
                                     INVESCO Tax-Free Intermediate Bond Fund



______________________              By: _________________________________
     Secretary                                     President




ATTEST:                             INVESCO BOND FUNDS, INC.,
                                      on behalf of its series,
                                      INVESCO Tax-Free Intermediate Bond Fund




______________________              By: _________________________________
     Secretary                                    President

                       INVESCO TAX-FREE INCOME FUNDS, INC.
                          (INVESCO Long-Term Bond Fund)

                                     PART C

                                OTHER INFORMATION



Item 15.  Indemnification
          ---------------

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16.  Exhibits
          --------

      (1) Articles of Incorporation.(1)
      (2) By-Laws.(1)
      (3) Voting trust agreement - none.

      (4) (a) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix B to the Prospectus/Proxy Statement.
          (b) Agreement and Plan of Conversion and Termination is attached hereto as Appendix C to the Prospective/Proxy Statement.

      (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.
      (6) (a) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
      (7) (a) General Distribution Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
          (b) Distribution Agreement between Registrant and INVESCO Distributors, Inc.(3)
      (8) (a) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(2)
          (b) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(3)

      (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(2)
          (a) Amendment to Custody Agreement dated October 25, 1995.(2)
          (b) Data Access Service Addendum dated May 19, 1997.(2)
      (10)Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1993.(2)
          (a) Amendment of Plan and Agreement of Distribution pursuant to 12b-1 under the Investment Company Act of 1940 dated July 19, 1995.(2)
          (b) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)
          (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(3)

      (11)Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered(4).

      (12)(a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Tax-Free Intermediate Bond Fund (to be filed).
          (b) Opinion  and  consent  of  Kirkpatrick &  Lockhart  LLP  regarding certain tax matters in connection with INVESCO Tax-Free Long Term Bond Fund (to be filed).
      (13)(a) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
          (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
      (14)Consent of PricewaterhouseCoopers LLP (filed herewith).
      (15)Financial statements omitted from part B - none.
      (16)Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, August 30, 1995, October 18, 1996, and August 29, 1997.
      (17)Additional Exhibits.

          (a) Amended Form of Proxy Card (filed herewith).


----------------
(1) Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, filed on October 18, 1996.
(2) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement, filed on August 29, 1997.
(3) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, filed October 28, 1998.

(4) Incorporated by reference from the Registration Statement on Form N-14 filed January 22, 1999.

Item 17.  Undertakings
          ------------

     (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


      As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 17th day of March 1999.



Attest:                                   INVESCO Tax-Free Income Funds, Inc.


/s/ Glen A. Payne                   By:   /s/ Mark H. Williamson
----------------------                    ----------------------
Glen A. Payne                                 Mark H. Williamson
Secretary                                     President


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                     Title                  Date
---------                                     -----                  ----


                                    President, Director and
 /s/ Mark H. Williamson             Chief Executive Officer    March 17, 1999
------------------------------
Mark H. Williamson



 /s/ Ronald L. Grooms               Treasurer and              March 17, 1999
-------------------------------     Chief Financial and
Ronald L. Grooms                    Accounting Officer



                                    Director                   March 17, 1999
------------------------
Victor L. Andrews



*                                   Director                   March 17, 1999
------------------------
Bob R. Baker



*                                   Director                   March 17, 1999
------------------------
Charles W. Brady

*                                   Director                   March 17, 1999
------------------------
Wendy L. Gramm



*                                   Director                   March 17, 1999
------------------------
Lawrence H. Budner



*                                   Director                   March 17, 1999
------------------------
Fred A. Deering



*                                   Director                   March 17, 1999
------------------------
Larry Soll



*                                   Director                   March 17, 1999
------------------------
Kenneth T. King



*                                   Director                   March 17, 1999
------------------------
John W. McIntyre

By  *                                                          March 17, 1999
     -------------------
       Edward F. O'Keefe
       Attorney in Fact



By  */s/ Glen A. Payne                                         March 17, 1999
    --------------------------
      Glen A. Payne
      Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement on Form N-14 of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, August 30, 1995, October 18, 1996 and August 29, 1997.

                                  EXHIBIT INDEX

      (1) Articles of Incorporation.(1)
      (2) By-Laws.(1)
      (3) Voting trust agreement - none.

      (4) (a) Agreement and Plan of Reorganization and Termination is attached hereto as Appendix B to the Prospectus/Proxy Statement.
          (b) Agreement and Plan of Conversion and ermination is attached hereto as Appendix C to the Prospectus/proxy Statement.

      (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of the Registrant's Articles of Incorporation as amended, and Articles I, II, V, VI, VII, VIII, IX and X of the Registrant's Bylaws.
      (6) (a) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
      (7) (a) General Distribution Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
          (b) Distribution Agreement between Registrant and INVESCO Distributors, Inc.(3)
      (8) (a) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(2)
          (b) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(3)
      (9) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(2)
          (a) Amendment to Custody Agreement dated October 25, 1995.(2)
          (b) Data Access Service Addendum dated May 19, 1997.(2)
      (10)Plan and Agreement of Distribution pursuant to Rule 12b-1 under the the Investment Company Act of 1940 dated April 30, 1993.(2)
          (a) Amendment of Plan and Agreement  of Distribution pursuant to 12b-1 under the Investment Company Act of 1940 dated July 19, 1995.(2)
          (b) Amended  Plan and Agreement  of  Distribution adopted  pursuant to
              Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(2)
          (c) Amended Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(3)

      (11)Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered(4).

      (12)(a) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Tax-Free Intermediate Bond Fund (to be filed).
          (b) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Tax-Free Long Term Bond Fund (to be filed).
      (13)(a) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)
          (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

      (14)Consent of PricewaterhouseCoopers LLP (filed herewith).
      (15)Financial statements omitted from part B - none.
      (16)Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, August 30, 1995, October 18, 1996, and August 29, 1997.
      (17)Additional Exhibits.

         (a)  Amended Form of Proxy Card (filed herewith).


----------------
(1) Incorporated by reference from Post-Effective Amendment No. 24 to the registration statement, filed on October 18, 1996.
(2) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement, filed on August 29, 1997.
(3) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, filed October 28, 1998.

(4) Incorporated by reference from the Registration Statement on Form N-14 filed on January 22, 1999.